UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Balanced Portfolio

March 31, 2010

1.799884.106

VIPBAL-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.2%
ArvinMeritor, Inc. (a)	97,500	$ 1,301,625
Johnson Controls, Inc.	36,008	1,187,904
Stoneridge, Inc. (a)	122,643	1,212,939
		3,702,468
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	22,175	1,023,752
Harley-Davidson, Inc.	45,945	1,289,676
Mazda Motor Corp. (a)	319,000	899,705
Thor Industries, Inc.	68,900	2,081,469
Winnebago Industries, Inc. (a)	77,742	1,135,811
		6,430,413
Diversified Consumer Services - 0.2%
Career Education Corp. (a)	1,700	53,788
Carriage Services, Inc. (a)	24,247	111,294
Service Corp. International	148,600	1,364,148
Stewart Enterprises, Inc. Class A	305,012	1,906,325
Universal Technical Institute, Inc. (a)	7,700	175,714
		3,611,269
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc.	120,058	2,314,718
Burger King Holdings, Inc.	57,287	1,217,922
China Lodging Group Ltd. ADR	17,700	265,146
DineEquity, Inc. (a)(c)	106,902	4,225,836
Home Inns & Hotels Management, Inc. sponsored ADR (a)	900	29,466
NH Hoteles SA (a)	264,675	1,127,902
O'Charleys, Inc. (a)	130,800	1,169,352
Scientific Games Corp. Class A (a)	59,000	830,720
Sol Melia SA	70,968	610,606
Sonic Corp. (a)	153,400	1,695,070
Starwood Hotels & Resorts Worldwide, Inc.	12,000	559,680
The Cheesecake Factory, Inc. (a)	4,400	119,064
WMS Industries, Inc. (a)	68,264	2,862,992
Wyndham Worldwide Corp.	299,000	7,693,270
		24,721,744
Household Durables - 0.8%
Gafisa SA sponsored ADR	81,400	1,118,436
M.D.C. Holdings, Inc.	16,600	574,526
Mohawk Industries, Inc. (a)	40,800	2,218,704
Newell Rubbermaid, Inc.	66,900	1,016,880
Pulte Group, Inc. (a)	136,655	1,537,369
Stanley Black & Decker, Inc.	58,460	3,356,189
Tempur-Pedic International, Inc. (a)	42,500	1,281,800
Whirlpool Corp.	32,600	2,844,350
		13,948,254
Media - 1.6%
Cablevision Systems Corp. - NY Group Class A	47,400	1,144,236
CC Media Holdings, Inc. Class A (a)	100,000	440,000

	Shares	Value
Comcast Corp.:
Class A	7,233	$ 136,125
Class A (special) (non-vtg.)	49,926	897,170
DIRECTV (a)	44,978	1,520,706
DISH Network Corp. Class A	112,439	2,340,980
Informa PLC	234,087	1,376,112
Lamar Advertising Co. Class A (a)	68,120	2,339,922
Liberty Media Corp. Starz Series A (a)	32,027	1,751,247
McGraw-Hill Companies, Inc.	61,300	2,185,345
MDC Partners, Inc. Class A (sub. vtg.)	128,500	1,329,976
The Walt Disney Co.	65,940	2,301,965
Time Warner Cable, Inc.	107,428	5,726,987
United Business Media Ltd.	85,000	707,660
Valassis Communications, Inc. (a)	21,541	599,486
Viacom, Inc. Class B (non-vtg.) (a)	50,644	1,741,141
		26,539,058
Multiline Retail - 0.4%
Target Corp.	114,126	6,003,028
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	67,600	2,833,792
AnnTaylor Stores Corp. (a)	112,938	2,337,817
Asbury Automotive Group, Inc. (a)	60,700	807,310
Best Buy Co., Inc.	39,143	1,665,143
Big 5 Sporting Goods Corp.	75,900	1,155,198
Cabela's, Inc. Class A (a)(c)	39,134	684,454
Carphone Warehouse Group PLC (a)	188,357	456,006
Casual Male Retail Group, Inc. (a)	322,600	1,243,623
Gymboree Corp. (a)	22,400	1,156,512
Hengdeli Holdings Ltd.	3,572,000	1,522,790
Home Depot, Inc.	52,300	1,691,905
Lowe's Companies, Inc.	279,914	6,785,115
Lumber Liquidators Holdings, Inc. (a)	32,499	866,748
MarineMax, Inc. (a)	66,100	711,236
OfficeMax, Inc. (a)	116,100	1,906,362
RadioShack Corp.	72,200	1,633,886
Sally Beauty Holdings, Inc. (a)	165,825	1,479,159
Staples, Inc.	144,000	3,368,160
		32,305,216
Textiles, Apparel & Luxury Goods - 0.2%
American Apparel, Inc. (a)	119,136	360,982
Bosideng International Holdings Ltd.	470,000	105,329
G-III Apparel Group Ltd. (a)	22,000	606,320
Iconix Brand Group, Inc. (a)	43,000	660,480
Phillips-Van Heusen Corp.	24,200	1,388,112
Trinity Ltd.	474,000	310,129
		3,431,352
TOTAL CONSUMER DISCRETIONARY		120,692,802
CONSUMER STAPLES - 6.8%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	78,780	3,968,492
Carlsberg AS Series B	17,000	1,426,936
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc.	41,896	$ 1,473,482
Grupo Modelo SAB de CV Series C (a)	226,600	1,332,057
Molson Coors Brewing Co. Class B	26,595	1,118,586
Remy Cointreau SA	11,643	601,527
The Coca-Cola Co.	162,401	8,932,055
		18,853,135
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	154,712	5,656,271
Kroger Co.	192,300	4,165,218
PriceSmart, Inc.	55,635	1,293,514
Safeway, Inc.	159,300	3,960,198
Sysco Corp.	99,170	2,925,515
Wal-Mart Stores, Inc.	164,280	9,133,968
Walgreen Co.	99,181	3,678,623
Winn-Dixie Stores, Inc. (a)	232,631	2,905,561
		33,718,868
Food Products - 1.8%
Bunge Ltd.	29,080	1,792,200
Calavo Growers, Inc.	54,268	989,848
Chiquita Brands International, Inc. (a)	42,995	676,311
Dean Foods Co. (a)	24,321	381,596
Diamond Foods, Inc.	11,500	483,460
General Mills, Inc.	15,482	1,095,971
Kellogg Co.	24,272	1,296,853
Kerry Group PLC Class A	19,415	603,148
Leroy Seafood Group ASA	43,150	1,045,612
M. Dias Branco SA	1,600	39,129
Marine Harvest ASA (a)	7,645,621	6,793,191
Nestle SA	55,664	2,851,044
Pilgrims Pride Corp. (a)	160,600	1,708,784
Ralcorp Holdings, Inc. (a)	23,500	1,592,830
Smithfield Foods, Inc. (a)	160,811	3,335,220
Tingyi (Cayman Island) Holding Corp.	332,000	785,075
TreeHouse Foods, Inc. (a)	4,700	206,189
Tyson Foods, Inc. Class A	121,263	2,322,186
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	56,500	1,709,064
		29,707,711
Household Products - 0.6%
Energizer Holdings, Inc. (a)	30,000	1,882,800
Procter & Gamble Co.	131,447	8,316,652
		10,199,452
Personal Products - 0.6%
Avon Products, Inc.	99,628	3,374,400
BaWang International (Group) Holding Ltd.	2,623,000	1,962,795
Hengan International Group Co. Ltd.	185,000	1,379,592
Herbalife Ltd.	2,700	124,524

	Shares	Value
Hypermarcas SA (a)	53,800	$ 656,337
NBTY, Inc. (a)	51,025	2,448,180
		9,945,828
Tobacco - 0.6%
Imperial Tobacco Group PLC	17,167	523,744
Japan Tobacco, Inc.	61	227,081
Lorillard, Inc.	16,612	1,249,887
Philip Morris International, Inc.	142,085	7,411,154
		9,411,866
TOTAL CONSUMER STAPLES		111,836,860
ENERGY - 7.6%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	56,600	2,651,144
BJ Services Co.	72,774	1,557,364
Global Industries Ltd. (a)	152,809	981,034
Halliburton Co.	101,400	3,055,182
ION Geophysical Corp. (a)	64,229	316,007
Nabors Industries Ltd. (a)	78,400	1,538,992
National Oilwell Varco, Inc.	180,042	7,306,104
Noble Corp.	38,913	1,627,342
Parker Drilling Co. (a)	107,120	528,102
Patterson-UTI Energy, Inc.	34,300	479,171
Schlumberger Ltd.	87,559	5,556,494
Scorpion Offshore Ltd. (a)	302,000	1,646,566
Seahawk Drilling, Inc. (a)	17,537	330,572
Smith International, Inc.	42,823	1,833,681
Superior Well Services, Inc. (a)	47,321	633,155
Union Drilling, Inc. (a)	104,829	645,747
Vantage Drilling Co. (a)	394,900	584,452
Weatherford International Ltd. (a)	351,898	5,581,102
		36,852,211
Oil, Gas & Consumable Fuels - 5.4%
Alpha Natural Resources, Inc. (a)	26,650	1,329,569
Anadarko Petroleum Corp.	12,200	888,526
Arch Coal, Inc.	84,712	1,935,669
Berry Petroleum Co. Class A	119,000	3,351,040
Brigham Exploration Co. (a)	234,849	3,745,842
Cabot Oil & Gas Corp.	21,700	798,560
Chesapeake Energy Corp.	152,595	3,607,346
Compton Petroleum Corp. (a)	328,800	304,354
Concho Resources, Inc. (a)	34,405	1,732,636
Denbury Resources, Inc. (a)	137,610	2,321,481
Ellora Energy, Inc. (a)(d)	30,267	242,136
EOG Resources, Inc.	34,300	3,187,842
EXCO Resources, Inc.	102,892	1,891,155
Exxon Mobil Corp.	170,100	11,393,298
Heritage Oil PLC (a)	61,000	519,423
Hess Corp.	30,918	1,933,921
Holly Corp.	43,200	1,205,712
International Coal Group, Inc. (a)	310,638	1,419,616
InterOil Corp. (a)(c)	17,700	1,146,960
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Massey Energy Co.	37,700	$ 1,971,333
Niko Resources Ltd.	13,400	1,429,465
Northern Oil & Gas, Inc. (a)	173,775	2,754,334
Occidental Petroleum Corp.	88,528	7,484,157
OPTI Canada, Inc. (a)	748,100	1,517,564
OPTI Canada, Inc. (a)(d)	358,000	726,224
PetroBakken Energy Ltd. Class A	77,065	2,012,569
Petrohawk Energy Corp. (a)	397,587	8,063,064
Plains Exploration & Production Co. (a)	191,282	5,736,547
Range Resources Corp.	69,450	3,255,122
Rex Energy Corp. (a)	35,400	403,206
Rosetta Resources, Inc. (a)	27,148	639,335
SandRidge Energy, Inc. (a)(c)	86,878	668,961
Southwestern Energy Co. (a)	106,600	4,340,752
Suncor Energy, Inc.	74,880	2,435,536
Venoco, Inc. (a)	3,587	46,021
XTO Energy, Inc.	36,800	1,736,224
		88,175,500
TOTAL ENERGY		125,027,711
FINANCIALS - 12.9%
Capital Markets - 1.2%
AllianceBernstein Holding LP	35,700	1,094,562
Bank of New York Mellon Corp.	66,385	2,049,969
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	27,621	1,146,181
BlueBay Asset Management	193,800	1,059,856
Charles Schwab Corp.	119,601	2,235,343
GCA Savvian Group Corp.	545	518,461
Janus Capital Group, Inc.	88,000	1,257,520
Morgan Stanley	268,076	7,851,946
Northern Trust Corp.	21,979	1,214,560
optionsXpress Holdings, Inc.	8,007	130,434
TD Ameritrade Holding Corp. (a)	36,100	688,066
		19,246,898
Commercial Banks - 3.9%
Associated Banc-Corp.	191,345	2,640,561
CapitalSource, Inc.	777,200	4,344,548
Comerica, Inc.	25,008	951,304
Huntington Bancshares, Inc.	341,400	1,833,318
Mitsubishi UFJ Financial Group, Inc.	764,100	4,004,933
National Bank of Greece SA (a)	37,400	752,691
PNC Financial Services Group, Inc.	271,737	16,222,699
Regions Financial Corp.	140,425	1,102,336
SVB Financial Group (a)	52,593	2,453,989
Wells Fargo & Co.	883,359	27,490,125
Wilmington Trust Corp., Delaware	176,546	2,925,367
		64,721,871

	Shares	Value
Consumer Finance - 0.3%
Capital One Financial Corp.	38,200	$ 1,581,862
Discover Financial Services	130,381	1,942,677
ORIX Corp.	15,670	1,391,267
SLM Corp. (a)	16,500	206,580
		5,122,386
Diversified Financial Services - 3.8%
Bank of America Corp.	1,221,078	21,796,242
BM&F BOVESPA SA	178,700	1,199,538
Citigroup, Inc. (a)	243,546	986,361
CME Group, Inc.	10,100	3,192,711
Deutsche Boerse AG	18,719	1,387,572
Fook Woo Group Holdings Ltd.	1,152,000	400,605
JPMorgan Chase & Co.	482,800	21,605,300
Moody's Corp.	82,400	2,451,400
PICO Holdings, Inc. (a)	236,596	8,799,005
		61,818,734
Insurance - 2.0%
ACE Ltd.	22,300	1,166,290
Allstate Corp.	2,200	71,082
Assured Guaranty Ltd.	88,710	1,948,959
Berkshire Hathaway, Inc. Class A (a)	99	12,058,200
Conseco, Inc. (a)	24,020	149,404
Delphi Financial Group, Inc. Class A	46,290	1,164,656
Endurance Specialty Holdings Ltd.	31,100	1,155,365
Everest Re Group Ltd.	19,700	1,594,321
Genworth Financial, Inc. Class A (a)	237,900	4,363,086
Lincoln National Corp.	107,200	3,291,040
Maiden Holdings Ltd. (d)	19,000	140,410
MBIA, Inc. (a)(c)	227,400	1,425,798
Platinum Underwriters Holdings Ltd.	24,800	919,584
Primerica, Inc.	2,800	42,000
Protective Life Corp.	76,000	1,671,240
Unum Group	53,000	1,312,810
Validus Holdings Ltd.	36,500	1,004,845
		33,479,090
Real Estate Investment Trusts - 0.7%
CBL & Associates Properties, Inc.	89,211	1,222,191
Developers Diversified Realty Corp.	44,365	539,922
Education Realty Trust, Inc.	58,200	334,068
Extra Space Storage, Inc.	25,400	322,072
Franklin Street Properties Corp.	11,000	158,730
ProLogis Trust	127,500	1,683,000
Public Storage	15,568	1,432,100
Segro PLC	118,400	574,364
SL Green Realty Corp.	43,710	2,503,272
The Macerich Co.	19,124	732,640
U-Store-It Trust	77,294	556,517
Vornado Realty Trust	17,665	1,337,241
		11,396,117
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)	627,672	9,948,601
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc. Class A (a)	21,600	$ 311,256
Iguatemi Empresa de Shopping Centers SA	59,100	996,103
Jones Lang LaSalle, Inc.	37,588	2,739,789
Kenedix, Inc. (a)	1,566	459,560
Unite Group PLC (a)	246,806	966,880
		15,422,189
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	40,509	449,245
Washington Mutual, Inc. (a)	101,600	17,475
		466,720
TOTAL FINANCIALS		211,674,005
HEALTH CARE - 7.7%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	17,700	962,349
Amgen, Inc. (a)	91,800	5,485,968
Amylin Pharmaceuticals, Inc. (a)	59,775	1,344,340
ARIAD Pharmaceuticals, Inc. (a)	236,849	805,287
Biogen Idec, Inc. (a)	33,016	1,893,798
Cephalon, Inc. (a)	14,400	976,032
China Biologic Products, Inc. (a)(c)	60,336	665,506
Clinical Data, Inc. (a)	61,820	1,199,308
Dendreon Corp. (a)	55,100	2,009,497
Genzyme Corp. (a)	33,433	1,732,832
Human Genome Sciences, Inc. (a)	76,500	2,310,300
ImmunoGen, Inc. (a)	6,700	54,203
Maxygen, Inc. (a)	17,652	115,974
Micromet, Inc. (a)	131,900	1,065,752
Neurocrine Biosciences, Inc. (a)	5,400	13,770
OREXIGEN Therapeutics, Inc. (a)	158,249	932,087
Protalix BioTherapeutics, Inc. (a)(c)	116,569	764,693
Rigel Pharmaceuticals, Inc. (a)	73,000	581,810
Theravance, Inc. (a)(c)	145,519	1,938,313
United Therapeutics Corp. (a)	31,000	1,715,230
ZIOPHARM Oncology, Inc. (a)	36,869	187,295
		26,754,344
Health Care Equipment & Supplies - 1.2%
AGA Medical Holdings, Inc.	63,932	1,038,895
C. R. Bard, Inc.	30,840	2,671,361
Covidien PLC	87,988	4,424,037
ev3, Inc. (a)	78,945	1,252,068
Inverness Medical Innovations, Inc. (a)	8,299	323,246
Kinetic Concepts, Inc. (a)	20,882	998,368
Orthofix International NV (a)	44,781	1,629,133
Orthovita, Inc. (a)	190,700	812,382
St. Jude Medical, Inc. (a)	39,700	1,629,685
Stryker Corp.	36,500	2,088,530
Symmetry Medical, Inc. (a)	3,300	33,132

	Shares	Value
William Demant Holding AS (a)	15,800	$ 1,118,077
Wright Medical Group, Inc. (a)	88,683	1,575,897
		19,594,811
Health Care Providers & Services - 2.5%
Aetna, Inc.	91,767	3,221,939
Brookdale Senior Living, Inc. (a)	152,544	3,177,492
CIGNA Corp.	197,720	7,232,598
DaVita, Inc. (a)	8,785	556,969
Emeritus Corp. (a)	21,022	427,798
Express Scripts, Inc. (a)	53,100	5,403,456
Henry Schein, Inc. (a)	5,518	325,010
McKesson Corp.	29,600	1,945,312
Medco Health Solutions, Inc. (a)	61,400	3,963,984
Psychiatric Solutions, Inc. (a)	42,072	1,253,746
Quest Diagnostics, Inc.	40,920	2,385,227
RehabCare Group, Inc. (a)	25,300	689,931
UnitedHealth Group, Inc.	174,706	5,707,645
Universal Health Services, Inc. Class B	75,373	2,644,839
VCA Antech, Inc. (a)	44,800	1,255,744
		40,191,690
Health Care Technology - 0.0%
Computer Programs & Systems, Inc.	12,100	472,868
Phase Forward, Inc. (a)	6,600	86,262
		559,130
Life Sciences Tools & Services - 0.2%
Life Technologies Corp. (a)	21,424	1,119,832
Thermo Fisher Scientific, Inc. (a)	44,899	2,309,605
		3,429,437
Pharmaceuticals - 2.2%
Abbott Laboratories	50,690	2,670,349
Allergan, Inc.	28,655	1,871,745
Ardea Biosciences, Inc. (a)	81,900	1,495,494
Cadence Pharmaceuticals, Inc. (a)	221,731	2,024,404
Merck & Co., Inc.	329,722	12,315,117
Novartis AG sponsored ADR	25,400	1,374,140
Novo Nordisk AS Series B	25,859	2,006,785
Pfizer, Inc.	341,955	5,864,528
Pronova BioPharma ASA (a)	380,000	1,221,361
Roche Holding AG (participation certificate)	1,881	305,085
Sanofi-Aventis	44,802	3,343,622
Teva Pharmaceutical Industries Ltd. sponsored ADR	38,000	2,397,040
		36,889,670
TOTAL HEALTH CARE		127,419,082
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.7%
Chemring Group PLC	25,400	1,276,503
DigitalGlobe, Inc.	13,760	384,592
European Aeronautic Defence and Space Co. EADS NV	35,300	710,189
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
GeoEye, Inc. (a)	72,478	$ 2,138,101
Goodrich Corp.	20,367	1,436,281
Heico Corp. Class A	47,016	1,865,595
Honeywell International, Inc.	54,300	2,458,161
LMI Aerospace, Inc. (a)	55,628	1,033,568
Orbital Sciences Corp. (a)	60,750	1,154,858
Precision Castparts Corp.	29,031	3,678,518
Raytheon Co.	55,114	3,148,112
Raytheon Co. warrants 6/16/11 (a)	200	3,900
United Technologies Corp.	112,257	8,263,238
		27,551,616
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	19,249	1,239,828
Airlines - 0.3%
Delta Air Lines, Inc. (a)	181,966	2,654,884
Southwest Airlines Co.	166,916	2,206,630
		4,861,514
Building Products - 0.3%
Masco Corp.	177,800	2,759,456
Owens Corning (a)	108,300	2,755,152
		5,514,608
Commercial Services & Supplies - 0.5%
Casella Waste Systems, Inc. Class A (a)	52,953	266,354
Clean Harbors, Inc. (a)	20,372	1,131,868
Consolidated Graphics, Inc. (a)	2,784	115,285
R.R. Donnelley & Sons Co.	142,403	3,040,304
Republic Services, Inc.	71,995	2,089,295
Schawk, Inc. Class A	3,900	70,707
The Brink's Co.	68,100	1,922,463
		8,636,276
Construction & Engineering - 0.4%
Aveng Ltd.	44,100	227,646
Dycom Industries, Inc. (a)	20,200	177,154
Fluor Corp.	35,222	1,638,175
Great Lakes Dredge & Dock Corp.	246,097	1,292,009
Jacobs Engineering Group, Inc. (a)	30,400	1,373,776
KBR, Inc.	60,600	1,342,896
MasTec, Inc. (a)	40,900	515,749
		6,567,405
Electrical Equipment - 0.6%
Acuity Brands, Inc.	1,100	46,431
AMETEK, Inc.	26,900	1,115,274
Cooper Industries PLC Class A	52,565	2,519,966
First Solar, Inc. (a)(c)	9,700	1,189,705
Prysmian SpA	94,600	1,859,144
Schneider Electric SA	13,356	1,566,589

	Shares	Value
SunPower Corp. Class B (a)	34,726	$ 581,313
Zumtobel AG (a)	39,637	797,712
		9,676,134
Industrial Conglomerates - 0.5%
Koninklijke Philips Electronics NV	72,100	2,313,497
Rheinmetall AG	32,800	2,349,386
Textron, Inc.	174,730	3,709,518
		8,372,401
Machinery - 1.5%
Briggs & Stratton Corp.	64,762	1,262,859
Bucyrus International, Inc. Class A	21,012	1,386,582
Columbus McKinnon Corp. (NY Shares) (a)	44,303	703,089
Commercial Vehicle Group, Inc. (a)	66,200	471,344
Cummins, Inc.	74,800	4,633,860
Danaher Corp.	18,500	1,478,335
Hardinge, Inc.	11,000	99,000
Ingersoll-Rand Co. Ltd.	76,800	2,678,016
JTEKT Corp.	85,400	1,010,934
Kennametal, Inc.	16,510	464,261
Navistar International Corp. (a)	106,600	4,768,218
NSK Ltd.	25,000	197,729
Timken Co.	60,296	1,809,483
Trinity Industries, Inc.	66,500	1,327,340
Vallourec SA	10,200	2,056,927
		24,347,977
Professional Services - 0.2%
CRA International, Inc. (a)	7,696	176,392
Equifax, Inc.	34,500	1,235,100
Kforce, Inc. (a)	36,400	553,644
Robert Half International, Inc.	63,000	1,917,090
		3,882,226
Road & Rail - 1.4%
Arkansas Best Corp.	48,700	1,455,156
Avis Budget Group, Inc. (a)	201,550	2,317,825
Con-way, Inc.	40,900	1,436,408
CSX Corp.	99,800	5,079,820
Norfolk Southern Corp.	29,700	1,659,933
Saia, Inc. (a)	116,645	1,619,033
Union Pacific Corp.	101,700	7,454,610
Universal Truckload Services, Inc.	102,974	1,810,283
		22,833,068
Trading Companies & Distributors - 0.1%
Finning International, Inc.	29,800	539,951
Kaman Corp.	47,600	1,190,476
		1,730,427
TOTAL INDUSTRIALS		125,213,480
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 2.0%
Adtran, Inc.	68,728	1,810,983
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Aviat Networks, Inc. (a)	55,038	$ 364,902
Cisco Systems, Inc. (a)	636,500	16,568,095
Comverse Technology, Inc. (a)	191,600	1,590,280
Infinera Corp. (a)	137,945	1,175,291
Juniper Networks, Inc. (a)	205,980	6,319,466
Motorola, Inc. (a)	206,178	1,447,370
QUALCOMM, Inc.	63,508	2,666,701
		31,943,088
Computers & Peripherals - 1.2%
3PAR, Inc. (a)	52,124	521,240
Hewlett-Packard Co.	260,600	13,850,890
Lexmark International, Inc. Class A (a)	33,500	1,208,680
NCR Corp. (a)	88,070	1,215,366
Seagate Technology (a)	188,400	3,440,184
		20,236,360
Electronic Equipment & Components - 1.5%
Agilent Technologies, Inc. (a)	169,052	5,813,698
Amphenol Corp. Class A	50,913	2,148,019
Arrow Electronics, Inc. (a)	49,300	1,485,409
Avnet, Inc. (a)	114,871	3,446,130
Corning, Inc.	214,100	4,326,961
FLIR Systems, Inc. (a)	7,700	217,140
Itron, Inc. (a)	25,460	1,847,632
Keyence Corp.	5,200	1,245,013
Molex, Inc.	49,561	1,033,842
Omron Corp.	27,600	641,972
Tyco Electronics Ltd.	74,701	2,052,783
		24,258,599
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	43,200	1,356,912
DealerTrack Holdings, Inc. (a)	16,000	273,280
Google, Inc. Class A (a)	22,721	12,883,034
Monster Worldwide, Inc. (a)	80,600	1,338,766
NetEase.com, Inc. sponsored ADR (a)	63,200	2,241,704
VeriSign, Inc. (a)	29,952	779,052
		18,872,748
IT Services - 0.7%
Alliance Data Systems Corp. (a)	46,098	2,949,811
Atos Origin SA (a)	27,117	1,361,789
China Information Security Technology, Inc. (a)	59,500	300,475
Echo Global Logistics, Inc.	2,762	35,657
Fidelity National Information Services, Inc.	146,757	3,439,984
Fiserv, Inc. (a)	15,227	772,923
Hewitt Associates, Inc. Class A (a)	49,377	1,964,217
Syntel, Inc.	4,991	192,004
Visa, Inc. Class A	9,800	892,094
Wright Express Corp. (a)	5,500	165,660
		12,074,614

	Shares	Value
Office Electronics - 0.1%
Xerox Corp.	232,800	$ 2,269,800
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)	66,100	612,747
Analog Devices, Inc.	75,300	2,170,146
ASAT Holdings Ltd. (a)	1,762	0
ASAT Holdings Ltd. warrants 7/24/11 (a)	48	0
ASM International NV (Netherlands) (a)	49,800	1,331,844
Atmel Corp. (a)	1,401,607	7,050,083
Avago Technologies Ltd.	264,447	5,437,030
Cymer, Inc. (a)	48,082	1,793,459
Cypress Semiconductor Corp. (a)	93,800	1,078,700
Fairchild Semiconductor International, Inc. (a)	336,030	3,578,720
Himax Technologies, Inc. sponsored ADR	319,800	1,000,974
Intersil Corp. Class A	53,679	792,302
Kulicke & Soffa Industries, Inc. (a)	241,100	1,747,975
Lam Research Corp. (a)	259,700	9,692,004
LTX-Credence Corp. (a)	1,081,082	3,275,678
Maxim Integrated Products, Inc.	114,100	2,212,399
Micron Technology, Inc. (a)	421,448	4,378,845
National Semiconductor Corp.	92,300	1,333,735
NVIDIA Corp. (a)	93,388	1,623,083
ON Semiconductor Corp. (a)	253,835	2,030,680
Standard Microsystems Corp. (a)	30,508	710,226
Teradyne, Inc. (a)	113,600	1,268,912
Varian Semiconductor Equipment Associates, Inc. (a)	56,710	1,878,235
Verigy Ltd. (a)	95,800	1,071,044
		56,068,821
Software - 2.1%
Adobe Systems, Inc. (a)	54,955	1,943,758
BMC Software, Inc. (a)	49,800	1,892,400
Citrix Systems, Inc. (a)	43,838	2,080,990
ICSA (India) Ltd.	121,855	346,157
Informatica Corp. (a)	58,900	1,582,054
Microsoft Corp.	606,056	17,739,259
NCsoft Corp.	5,512	699,078
Nintendo Co. Ltd.	200	67,069
Nuance Communications, Inc. (a)	4,398	73,183
Oracle Corp.	319,023	8,195,701
Radiant Systems, Inc. (a)	12,632	180,259
Ultimate Software Group, Inc. (a)	11,645	383,703
		35,183,611
TOTAL INFORMATION TECHNOLOGY		200,907,641
MATERIALS - 4.3%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	12,654	935,763
Albemarle Corp.	43,700	1,862,931
Celanese Corp. Class A	114,538	3,648,035
Clariant AG (Reg.) (a)	123,940	1,576,435
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.	163,099	$ 4,822,837
Ferro Corp.	81,500	716,385
Huabao International Holdings Ltd.	1,118,000	1,343,458
Israel Chemicals Ltd.	97,500	1,319,083
Monsanto Co.	34,100	2,435,422
Sigma Aldrich Corp.	15,992	858,131
Solutia, Inc. (a)	186,260	3,000,649
Spartech Corp. (a)	206,525	2,416,343
STR Holdings, Inc. (c)	44,246	1,039,781
The Mosaic Co.	35,300	2,145,181
W.R. Grace & Co. (a)	196,149	5,445,096
		33,565,530
Construction Materials - 0.2%
HeidelbergCement AG	45,990	2,565,502
Containers & Packaging - 0.2%
Boise, Inc. (a)	154,127	944,799
Owens-Illinois, Inc. (a)	91,194	3,241,035
		4,185,834
Metals & Mining - 1.7%
Agnico-Eagle Mines Ltd. (Canada)	21,400	1,195,703
Anglo American PLC (United Kingdom) (a)	33,400	1,457,009
Camino Minerals Corp. (a)	8,200	1,615
Commercial Metals Co.	141,100	2,124,966
Compass Minerals International, Inc.	3,856	309,367
Eldorado Gold Corp. (a)	347,209	4,215,743
Grande Cache Coal Corp. (a)	122,900	999,659
Gulf Resources, Inc. (a)	80,034	929,195
Gulf Resources, Inc. (a)(g)	257,850	2,993,639
Ivanhoe Mines Ltd. (a)	256,900	4,490,374
Lihir Gold Ltd.	549,487	1,527,754
Mitsubishi Materials Corp. (a)	232,000	668,238
Newcrest Mining Ltd.	61,941	1,865,392
Randgold Resources Ltd. sponsored ADR	44,058	3,384,976
Seabridge Gold, Inc. (a)	14,500	353,220
Silver Wheaton Corp. (a)	29,800	468,055
Steel Dynamics, Inc.	27,000	471,690
Timminco Ltd. (a)(c)	81,600	65,891
		27,522,486
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	68,500	3,100,995
TOTAL MATERIALS		70,940,347
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
Iliad Group SA	17,637	1,818,832
Qwest Communications International, Inc.	372,741	1,945,708

	Shares	Value
TalkTalk Telecom Group PLC (a)	309,313	$ 605,643
Telefonica SA sponsored ADR	19,435	1,381,829
Verizon Communications, Inc.	159,917	4,960,625
		10,712,637
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	1,280,200	4,864,760
Syniverse Holdings, Inc. (a)	6,000	116,820
Vivo Participacoes SA sponsored ADR	27,700	750,947
		5,732,527
TOTAL TELECOMMUNICATION SERVICES		16,445,164
UTILITIES - 1.4%
Electric Utilities - 0.5%
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR	35,600	644,360
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (c)	11,000	183,040
CPFL Energia SA sponsored ADR	4,400	268,136
Entergy Corp.	29,786	2,423,091
FirstEnergy Corp.	107,400	4,198,266
		7,716,893
Gas Utilities - 0.1%
Xinao Gas Holdings Ltd.	502,000	1,282,761
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	244,200	2,686,200
Constellation Energy Group, Inc.	54,670	1,919,464
NRG Energy, Inc. (a)	109,987	2,298,728
		6,904,392
Multi-Utilities - 0.4%
Alliant Energy Corp.	51,843	1,724,298
CMS Energy Corp.	250,516	3,872,977
PG&E Corp.	18,730	794,527
		6,391,802
TOTAL UTILITIES		22,295,848
TOTAL COMMON STOCKS (Cost $971,942,833)		1,132,452,940
Convertible Preferred Stocks - 0.5%

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. 8.50%	9,800	1,159,830
Whiting Petroleum Corp. 6.25%	6,500	1,286,480
		2,446,310
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	21,500	2,620,420
Convertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	48	$ 0
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	30,300	3,512,982
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,614,249)		8,579,712
Investment Companies - 0.3%

Ares Capital Corp. (Cost $4,207,967)	328,234	4,870,993
Corporate Bonds - 0.5%
	Principal Amount
Convertible Bonds - 0.4%
FINANCIALS - 0.2%
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. 5% 10/15/16 (d)	$ 840,000	1,049,160
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (a)(d)	1,956,000	2,004,900
TOTAL FINANCIALS		3,054,060
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Incyte Corp. 4.75% 10/1/15 (d)	770,000	1,366,750
Pharmaceuticals - 0.0%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15 (d)	1,120,000	1,117,200
TOTAL HEALTH CARE		2,483,950
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	390,000	324,675
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	250,000	266,875
TOTAL INDUSTRIALS		591,550
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 6% 4/15/14 (d)	520,000	1,302,964
TOTAL CONVERTIBLE BONDS		7,432,524

	Principal Amount	Value
Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OPTI Canada, Inc.:
7.875% 12/15/14	$ 715,000	$ 668,525
8.25% 12/15/14	695,000	656,775
		1,325,300
TOTAL CORPORATE BONDS (Cost $5,401,839)		8,757,824
Fixed-Income Funds - 29.1%
	Shares
Fidelity High Income Central Fund 2 (e)	712,806	75,564,522
Fidelity VIP Investment Grade Central Fund (e)	3,806,170	403,301,773
TOTAL FIXED-INCOME FUNDS (Cost $452,526,657)		478,866,295
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.19% (f)	11,285,658	11,285,658
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(f)	4,231,465	4,231,465
TOTAL MONEY MARKET FUNDS (Cost $15,517,123)		15,517,123
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,456,210,668)	1,649,044,887
NET OTHER ASSETS - (0.2)%	(3,504,170)
NET ASSETS - 100%	$ 1,645,540,717
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,949,744 or 0.5% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,993,639 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Gulf Resources, Inc.	12/11/09	$ 2,191,725
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,088
Fidelity High Income Central Fund 2	1,348,748
Fidelity Securities Lending Cash Central Fund	13,583
Fidelity VIP Investment Grade Central Fund	3,984,687
Total	$ 5,352,106
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 72,325,952	$ 1,348,747	$ -	$ 75,564,522	14.6%
Fidelity VIP Investment Grade Central Fund	393,891,708	3,985,676	-	403,301,773	9.9%
Total	$ 466,217,660	$ 5,334,423	$ -	$ 478,866,295
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 120,692,802	$ 119,793,097	$ 899,705	$ -
Consumer Staples	111,836,860	111,609,779	227,081	-
Energy	127,474,021	126,072,055	1,401,966	-
Financials	214,294,425	207,878,204	6,416,221	-
Health Care	127,419,082	124,075,460	3,343,622	-
Industrials	125,213,480	121,691,320	3,522,160	-
Information Technology	200,907,641	198,953,587	1,954,054	-
Materials	74,453,329	70,270,494	4,181,220	1,615
Telecommunication Services	16,445,164	16,445,164	-	-
Utilities	22,295,848	22,295,848	-	-
Investment Companies	4,870,993	4,870,993	-	-
Corporate Bonds	8,757,824	-	8,757,824	-
Fixed-Income Funds	478,866,295	478,866,295	-	-
Money Market Funds	15,517,123	15,517,123	-	-
Total Investments in Securities:	$ 1,649,044,887	$ 1,618,339,419	$ 30,703,853	$ 1,615
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 217,703
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	82
Cost of Purchases	1,533
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(217,703)
Ending Balance	$ 1,615
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ 82

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $1,460,831,136. Net unrealized appreciation aggregated $188,213,751, of which $271,533,360 related to appreciated investment securities and $83,319,609 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

March 31, 2010

1.799855.106

VIPDCA-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value
CONSUMER DISCRETIONARY - 20.3%
Auto Components - 1.5%
ArvinMeritor, Inc. (a)	11,100	$ 148,185
Johnson Controls, Inc.	16,355	539,551
Modine Manufacturing Co. (a)	20,720	232,893
		920,629
Automobiles - 1.9%
Ford Motor Co. (a)	69,961	879,410
Harley-Davidson, Inc. (c)	9,592	269,247
		1,148,657
Diversified Consumer Services - 1.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	2,100	128,709
Career Education Corp. (a)	1,800	56,952
ITT Educational Services, Inc. (a)	1,903	214,049
Strayer Education, Inc. (c)	2,271	553,034
		952,744
Hotels, Restaurants & Leisure - 2.2%
Marriott International, Inc. Class A	11,913	375,498
Paddy Power PLC (Ireland)	12,842	457,059
Starwood Hotels & Resorts Worldwide, Inc.	10,700	499,048
		1,331,605
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	1,586	215,268
Leisure Equipment & Products - 0.9%
Polaris Industries, Inc.	10,700	547,412
Media - 10.4%
CBS Corp. Class B	15,326	213,644
Interpublic Group of Companies, Inc. (a)	112,400	935,168
Kabel Deutschland Holding AG	3,100	87,721
Meredith Corp.	2,001	68,854
Omnicom Group, Inc.	4,707	182,679
The Walt Disney Co.	66,620	2,325,704
Time Warner, Inc.	16,060	502,196
Valassis Communications, Inc. (a)	18,085	503,306
Viacom, Inc. Class B (non-vtg.) (a)	15,089	518,760
Virgin Media, Inc.	55,125	951,458
		6,289,490
Specialty Retail - 0.7%
AutoNation, Inc. (a)(c)	8,700	157,296
Cabela's, Inc. Class A (a)(c)	5,896	103,121
Lowe's Companies, Inc.	7,830	189,799
		450,216
Textiles, Apparel & Luxury Goods - 0.7%
Heelys, Inc. (a)	25,000	59,500
Phillips-Van Heusen Corp.	5,900	338,424
		397,924
TOTAL CONSUMER DISCRETIONARY		12,253,945

	Shares	Value
CONSUMER STAPLES - 2.1%
Beverages - 0.4%
Anheuser-Busch InBev SA NV	2,549	$ 128,404
Grupo Modelo SAB de CV Series C (a)	23,300	136,968
		265,372
Food & Staples Retailing - 0.3%
Whole Foods Market, Inc. (a)	5,197	187,872
Food Products - 0.6%
Smithfield Foods, Inc. (a)	5,400	111,996
The J.M. Smucker Co.	1,832	110,396
Tyson Foods, Inc. Class A	6,300	120,645
		343,037
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	5,031	326,361
Tobacco - 0.3%
Lorillard, Inc.	2,169	163,196
TOTAL CONSUMER STAPLES		1,285,838
ENERGY - 5.7%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	6,087	285,115
Pride International, Inc. (a)	26,220	789,484
Smith International, Inc.	8,773	375,660
Willbros Group, Inc. (a)	11,091	133,203
		1,583,462
Oil, Gas & Consumable Fuels - 3.1%
Chesapeake Energy Corp.	3,100	73,284
Denbury Resources, Inc. (a)	8,809	148,608
EXCO Resources, Inc.	6,300	115,794
Occidental Petroleum Corp.	12,606	1,065,711
Range Resources Corp.	2,100	98,427
Southwestern Energy Co. (a)	4,300	175,096
Ultra Petroleum Corp. (a)	4,000	186,520
		1,863,440
TOTAL ENERGY		3,446,902
FINANCIALS - 15.7%
Capital Markets - 1.4%
Charles Schwab Corp.	16,032	299,638
Janus Capital Group, Inc.	37,504	535,932
		835,570
Commercial Banks - 3.6%
Allied Irish Banks PLC (a)	36,799	60,280
Bank of Ireland (a)	36,700	79,984
Comerica, Inc.	13,562	515,898
Old National Bancorp, Indiana	5,500	65,725
PNC Financial Services Group, Inc.	14,497	865,471
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SVB Financial Group (a)	3,564	$ 166,296
Wells Fargo & Co.	13,500	420,120
		2,173,774
Consumer Finance - 3.1%
American Express Co.	24,301	1,002,659
Capital One Financial Corp.	20,445	846,627
		1,849,286
Diversified Financial Services - 4.9%
Bank of America Corp.	45,242	807,570
CME Group, Inc.	4,384	1,385,826
JPMorgan Chase & Co.	8,355	373,886
Moody's Corp.	9,710	288,873
MSCI, Inc. Class A (a)	1,890	68,229
		2,924,384
Insurance - 0.1%
The First American Corp.	1,600	54,144
Real Estate Investment Trusts - 0.8%
Host Hotels & Resorts, Inc.	31,877	466,998
Real Estate Management & Development - 1.6%
CB Richard Ellis Group, Inc. Class A (a)	62,160	985,236
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	10,000	145,000
TOTAL FINANCIALS		9,434,392
HEALTH CARE - 9.7%
Biotechnology - 4.4%
ARIAD Pharmaceuticals, Inc. (a)	16,100	54,740
Biogen Idec, Inc. (a)	36,830	2,112,569
BioMarin Pharmaceutical, Inc. (a)	3,100	72,447
Genzyme Corp. (a)	7,700	399,091
		2,638,847
Health Care Equipment & Supplies - 0.6%
Intuitive Surgical, Inc. (a)	522	181,724
Wright Medical Group, Inc. (a)	9,500	168,815
		350,539
Health Care Providers & Services - 0.5%
AmerisourceBergen Corp.	11,044	319,392
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	10,660	284,622
Elan Corp. PLC sponsored ADR (a)	78,345	593,855
Eli Lilly & Co.	4,338	157,122
Merck & Co., Inc.	12,100	451,935
Pfizer, Inc.	59,235	1,015,880
		2,503,414
TOTAL HEALTH CARE		5,812,192

	Shares	Value
INDUSTRIALS - 19.7%
Aerospace & Defense - 1.0%
AerCap Holdings NV (a)	9,838	$ 113,334
DigitalGlobe, Inc.	3,110	86,925
Goodrich Corp.	1,600	112,832
Precision Castparts Corp.	1,466	185,757
Triumph Group, Inc.	1,300	91,117
		589,965
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)	20,034	67,515
Airlines - 15.0%
AirTran Holdings, Inc. (a)	22,859	116,124
AMR Corp. (a)	225,000	2,049,750
Continental Airlines, Inc. Class B (a)(c)	85,129	1,870,284
Delta Air Lines, Inc. (a)	203,432	2,968,075
UAL Corp. (a)	73,460	1,436,143
US Airways Group, Inc. (a)(c)	83,421	613,144
		9,053,520
Commercial Services & Supplies - 0.9%
Pitney Bowes, Inc.	12,600	308,070
The Brink's Co.	6,906	194,956
		503,026
Electrical Equipment - 0.0%
Lime Energy Co. (a)	4,400	20,020
Industrial Conglomerates - 0.6%
Textron, Inc.	17,300	367,279
Machinery - 0.5%
Commercial Vehicle Group, Inc. (a)	10,000	71,200
Manitowoc Co., Inc.	14,900	193,700
NN, Inc. (a)	10,000	55,000
		319,900
Professional Services - 1.3%
Dun & Bradstreet Corp.	2,600	193,492
Equifax, Inc.	6,640	237,712
Robert Half International, Inc.	11,200	340,816
		772,020
Road & Rail - 0.2%
Quality Distribution, Inc. (a)	17,000	102,510
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	5,173	48,988
TOTAL INDUSTRIALS		11,844,743
INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 4.0%
Cisco Systems, Inc. (a)	85,452	2,224,316
Juniper Networks, Inc. (a)	6,300	193,284
		2,417,600
Computers & Peripherals - 2.4%
Hewlett-Packard Co.	27,700	1,472,255
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.3%
eBay, Inc. (a)	7,201	$ 194,067
IT Services - 1.0%
Hewitt Associates, Inc. Class A (a)	9,258	368,283
Paychex, Inc.	7,272	223,250
		591,533
Software - 4.0%
Fair Isaac Corp.	16,038	406,403
Microsoft Corp.	28,090	822,194
Oracle Corp.	33,679	865,214
Solera Holdings, Inc.	7,408	286,319
		2,380,130
TOTAL INFORMATION TECHNOLOGY		7,055,585
MATERIALS - 0.4%
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	6,581	233,889
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 2.8%
Cbeyond, Inc. (a)(c)	12,568	171,930
Qwest Communications International, Inc.	289,333	1,510,318
		1,682,248

	Shares	Value
Wireless Telecommunication Services - 2.4%
Clearwire Corp.:
rights 6/21/10 (a)	24,400	$ 4,514
Class A (a)(c)	34,500	246,675
Sprint Nextel Corp. (a)	309,274	1,175,241
		1,426,430
TOTAL TELECOMMUNICATION SERVICES		3,108,678
TOTAL COMMON STOCKS (Cost $54,139,545)		54,476,164
Money Market Funds - 13.7%

Fidelity Cash Central Fund, 0.19% (d)	6,695,339	6,695,339
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d)	1,569,597	1,569,597
TOTAL MONEY MARKET FUNDS (Cost $8,264,936)		8,264,936
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $62,404,481)	62,741,100
NET OTHER ASSETS - (4.2)%	(2,513,087)
NET ASSETS - 100%	$ 60,228,013
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,503
Fidelity Securities Lending Cash Central Fund	2,944
Total	$ 5,447
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,253,945	$ 12,253,945	$ -	$ -
Consumer Staples	1,285,838	1,285,838	-	-
Energy	3,446,902	3,446,902	-	-
Financials	9,434,392	9,294,128	140,264	-
Health Care	5,812,192	5,812,192	-	-
Industrials	11,844,743	11,844,743	-	-
Information Technology	7,055,585	7,055,585	-	-
Materials	233,889	233,889	-	-
Telecommunication Services	3,108,678	3,108,678	-	-
Money Market Funds	8,264,936	8,264,936	-	-
Total Investments in Securities:	$ 62,741,100	$ 62,600,836	$ 140,264	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $62,707,782. Net unrealized appreciation aggregated $33,318, of which $7,709,190 related to appreciated investment securities and $7,675,872 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Growth & Income Portfolio

March 31, 2010

1.799851.106

VIPGI-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.7%
Fuel Systems Solutions, Inc. (a)	8,900	$ 284,444
Johnson Controls, Inc.	127,700	4,212,823
Tenneco, Inc. (a)	50,700	1,199,055
The Goodyear Tire & Rubber Co. (a)	9,100	115,024
		5,811,346
Automobiles - 0.5%
Ford Motor Co. (a)	185,700	2,334,249
Harley-Davidson, Inc.	72,800	2,043,496
		4,377,745
Distributors - 0.2%
Li & Fung Ltd.	242,000	1,190,637
Hotels, Restaurants & Leisure - 1.1%
Buffalo Wild Wings, Inc. (a)(c)	48,494	2,333,046
Darden Restaurants, Inc.	37,300	1,661,342
Jack in the Box, Inc. (a)	23,700	558,135
Little Sheep Group Ltd.	55,000	30,743
Marriott International, Inc. Class A	40,549	1,278,104
Sonic Corp. (a)	42,900	474,045
Starbucks Corp.	117,950	2,862,647
		9,198,062
Household Durables - 1.5%
D.R. Horton, Inc.	86,862	1,094,461
Ethan Allen Interiors, Inc. (c)	37,630	776,307
Newell Rubbermaid, Inc.	53,900	819,280
Stanley Black & Decker, Inc.	56,200	3,226,442
Toll Brothers, Inc. (a)	197,700	4,112,160
Whirlpool Corp.	29,100	2,538,975
		12,567,625
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	13,400	1,818,782
Media - 2.8%
Comcast Corp. Class A (special) (non-vtg.)	117,610	2,113,452
DIRECTV (a)	59,400	2,008,314
Lamar Advertising Co. Class A (a)	37,106	1,274,591
McGraw-Hill Companies, Inc.	115,827	4,129,233
The Walt Disney Co.	243,100	8,486,621
Time Warner, Inc.	147,033	4,597,722
		22,609,933
Multiline Retail - 1.4%
Kohl's Corp. (a)	61,300	3,358,014
Target Corp.	157,300	8,273,980
		11,631,994
Specialty Retail - 2.6%
Best Buy Co., Inc.	67,681	2,879,150
Gymboree Corp. (a)	10,400	536,952
Lowe's Companies, Inc.	448,378	10,868,683
RadioShack Corp.	88,085	1,993,364

	Shares	Value
Staples, Inc.	171,502	$ 4,011,432
TJX Companies, Inc.	23,464	997,689
		21,287,270
Textiles, Apparel & Luxury Goods - 0.4%
Polo Ralph Lauren Corp. Class A	33,300	2,831,832
TOTAL CONSUMER DISCRETIONARY		93,325,226
CONSUMER STAPLES - 7.9%
Beverages - 1.6%
Coca-Cola Enterprises, Inc.	76,600	2,118,756
Dr Pepper Snapple Group, Inc.	63,000	2,215,710
The Coca-Cola Co.	154,200	8,481,000
		12,815,466
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	66,300	2,423,928
Wal-Mart Stores, Inc.	176,367	9,806,005
Whole Foods Market, Inc. (a)	53,600	1,937,640
		14,167,573
Food Products - 1.3%
Bunge Ltd.	25,350	1,562,321
Kraft Foods, Inc. Class A	49,400	1,493,856
Mead Johnson Nutrition Co. Class A	28,900	1,503,667
Nestle SA	120,649	6,179,499
		10,739,343
Household Products - 1.9%
Colgate-Palmolive Co.	53,000	4,518,780
Procter & Gamble Co.	178,800	11,312,676
		15,831,456
Tobacco - 1.4%
Philip Morris International, Inc.	217,560	11,347,930
TOTAL CONSUMER STAPLES		64,901,768
ENERGY - 10.1%
Energy Equipment & Services - 4.5%
Cameron International Corp. (a)	116,828	5,007,248
Ensco International Ltd. ADR	35,800	1,603,124
Halliburton Co.	285,993	8,616,969
Helmerich & Payne, Inc.	1,700	64,736
Nabors Industries Ltd. (a)	5,400	106,002
Oceaneering International, Inc. (a)	27,200	1,726,928
Schlumberger Ltd.	240,600	15,268,476
Weatherford International Ltd. (a)	261,000	4,139,460
		36,532,943
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	64,500	4,697,535
Chesapeake Energy Corp.	1,800	42,552
Exxon Mobil Corp.	256,916	17,208,234
Occidental Petroleum Corp.	143,200	12,106,128
Peabody Energy Corp.	48,500	2,216,450
Petrohawk Energy Corp. (a)	90,500	1,835,340
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. (a)	83,310	$ 2,498,467
Range Resources Corp.	3,000	140,610
Southwestern Energy Co. (a)	84,800	3,453,056
Ultra Petroleum Corp. (a)	38,390	1,790,126
		45,988,498
TOTAL ENERGY		82,521,441
FINANCIALS - 17.2%
Capital Markets - 3.8%
Ameriprise Financial, Inc.	102,201	4,635,837
Bank of New York Mellon Corp.	8,500	262,480
Charles Schwab Corp.	118,105	2,207,382
Goldman Sachs Group, Inc.	26,234	4,476,307
Janus Capital Group, Inc.	167,217	2,389,531
Jefferies Group, Inc.	37,300	882,891
Morgan Stanley	208,502	6,107,024
State Street Corp.	144,757	6,534,331
T. Rowe Price Group, Inc.	59,100	3,246,363
		30,742,146
Commercial Banks - 4.4%
BB&T Corp.	134,544	4,357,880
Huntington Bancshares, Inc.	105,200	564,924
PNC Financial Services Group, Inc.	139,400	8,322,180
Sterling Bancshares, Inc.	51,000	284,580
Sumitomo Mitsui Financial Group, Inc.	26,100	864,641
Synovus Financial Corp.	8,500	27,965
U.S. Bancorp, Delaware	236,000	6,107,680
Wells Fargo & Co.	503,391	15,665,528
		36,195,378
Consumer Finance - 0.9%
American Express Co.	46,600	1,922,716
Capital One Financial Corp.	79,400	3,287,954
Discover Financial Services	57,500	856,750
SLM Corp. (a)	88,000	1,101,760
		7,169,180
Diversified Financial Services - 5.2%
Bank of America Corp.	840,494	15,002,818
Citigroup, Inc. (a)	987,900	4,000,995
CME Group, Inc.	11,100	3,508,821
JPMorgan Chase & Co.	397,550	17,790,363
Moody's Corp.	74,300	2,210,425
NBH Holdings Corp. Class A (a)(d)	20,000	400,000
		42,913,422
Insurance - 1.9%
ACE Ltd.	23,800	1,244,740
AFLAC, Inc.	1,700	92,293
Berkshire Hathaway, Inc. Class B (a)	50,700	4,120,389
Hartford Financial Services Group, Inc.	85,842	2,439,630
Lincoln National Corp.	61,300	1,881,910

	Shares	Value
MBIA, Inc. (a)(c)	48,300	$ 302,841
MetLife, Inc.	130,900	5,673,206
Primerica, Inc.	1,900	28,500
		15,783,509
Real Estate Investment Trusts - 0.7%
CBL & Associates Properties, Inc.	55,300	757,610
Public Storage	28,900	2,658,511
Simon Property Group, Inc.	14,001	1,174,684
SL Green Realty Corp.	19,300	1,105,311
		5,696,116
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	147,900	2,344,215
TOTAL FINANCIALS		140,843,966
HEALTH CARE - 11.1%
Biotechnology - 1.7%
Amgen, Inc. (a)	53,300	3,185,208
ARIAD Pharmaceuticals, Inc. (a)	42,000	142,800
Biogen Idec, Inc. (a)	1,830	104,969
BioMarin Pharmaceutical, Inc. (a)	24,600	574,902
Celgene Corp. (a)	43,442	2,691,666
Cephalon, Inc. (a)	17,500	1,186,150
Dendreon Corp. (a)(c)	30,400	1,108,688
Gilead Sciences, Inc. (a)	17,500	795,900
Incyte Corp. (a)	34,100	476,036
PDL BioPharma, Inc.	236,634	1,469,497
Vertex Pharmaceuticals, Inc. (a)	54,600	2,231,502
		13,967,318
Health Care Equipment & Supplies - 1.3%
Covidien PLC	156,000	7,843,680
ev3, Inc. (a)	22,700	360,022
Hospira, Inc. (a)	16,905	957,668
St. Jude Medical, Inc. (a)	28,970	1,189,219
		10,350,589
Health Care Providers & Services - 3.1%
CIGNA Corp.	63,000	2,304,540
Express Scripts, Inc. (a)	68,000	6,919,680
Henry Schein, Inc. (a)	72,826	4,289,451
Medco Health Solutions, Inc. (a)	76,000	4,906,560
UnitedHealth Group, Inc.	146,652	4,791,121
WellPoint, Inc. (a)	38,786	2,497,043
		25,708,395
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	29,400	1,143,660
Life Technologies Corp. (a)	34,100	1,782,407
QIAGEN NV (a)	5,800	133,342
		3,059,409
Pharmaceuticals - 4.6%
Abbott Laboratories	98,150	5,170,542
Allergan, Inc.	10,500	685,860
Bristol-Myers Squibb Co.	70,400	1,879,680
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	103,170	$ 6,726,684
Merck & Co., Inc.	302,888	11,312,867
Perrigo Co.	1,700	99,824
Pfizer, Inc.	472,526	8,103,821
Roche Holding AG (participation certificate)	5,381	872,760
Teva Pharmaceutical Industries Ltd. sponsored ADR	49,000	3,090,920
		37,942,958
TOTAL HEALTH CARE		91,028,669
INDUSTRIALS - 13.0%
Aerospace & Defense - 3.8%
AeroVironment, Inc. (a)	23,797	621,340
BE Aerospace, Inc. (a)	86,800	2,643,060
Honeywell International, Inc.	103,900	4,703,553
Lockheed Martin Corp.	300	24,966
Precision Castparts Corp.	36,800	4,662,928
The Boeing Co.	64,700	4,697,867
United Technologies Corp.	187,764	13,821,308
		31,175,022
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	49,000	2,736,650
United Parcel Service, Inc. Class B	90,200	5,809,782
		8,546,432
Airlines - 0.8%
AMR Corp. (a)	123,100	1,121,441
Delta Air Lines, Inc. (a)	172,898	2,522,582
Southwest Airlines Co.	209,409	2,768,387
		6,412,410
Building Products - 0.1%
Masco Corp.	69,100	1,072,432
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	66,400	3,000,616
Orion Marine Group, Inc. (a)	30,500	550,525
		3,551,141
Electrical Equipment - 0.0%
Vestas Wind Systems AS (a)	30	1,630
Industrial Conglomerates - 1.4%
3M Co.	37,705	3,151,007
General Electric Co.	328,672	5,981,830
McDermott International, Inc. (a)	1,490	40,111
Textron, Inc.	110,941	2,355,277
		11,528,225
Machinery - 2.7%
Cummins, Inc.	92,400	5,724,180
Danaher Corp.	58,600	4,682,726
Eaton Corp.	33,100	2,507,987

	Shares	Value
Ingersoll-Rand Co. Ltd.	189,000	$ 6,590,430
PACCAR, Inc.	57,900	2,509,386
		22,014,709
Professional Services - 0.4%
Robert Half International, Inc.	103,900	3,161,677
Road & Rail - 2.4%
Avis Budget Group, Inc. (a)	54,600	627,900
CSX Corp.	139,200	7,085,280
Hertz Global Holdings, Inc. (a)	74,900	748,251
Landstar System, Inc.	87,100	3,656,458
Union Pacific Corp.	99,800	7,315,340
		19,433,229
TOTAL INDUSTRIALS		106,896,907
INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 3.7%
Cisco Systems, Inc. (a)	692,000	18,012,760
Juniper Networks, Inc. (a)	105,822	3,246,619
Palm, Inc. (a)	40,800	153,408
QUALCOMM, Inc.	177,500	7,453,225
Research In Motion Ltd. (a)	22,900	1,693,455
		30,559,467
Computers & Peripherals - 5.0%
Apple, Inc. (a)	91,513	21,499,145
EMC Corp. (a)	104,567	1,886,389
Hewlett-Packard Co.	333,000	17,698,950
		41,084,484
Electronic Equipment & Components - 1.5%
Agilent Technologies, Inc. (a)	213,794	7,352,376
Corning, Inc.	98,900	1,998,769
Tyco Electronics Ltd.	96,900	2,662,812
		12,013,957
Internet Software & Services - 2.4%
eBay, Inc. (a)	174,131	4,692,830
Google, Inc. Class A (a)	20,591	11,675,303
Move, Inc. (a)	672,295	1,405,097
OpenTable, Inc.	17,600	671,088
Rackspace Hosting, Inc. (a)	33,300	623,709
Tencent Holdings Ltd.	3,200	64,212
Yahoo!, Inc. (a)	43,400	717,402
		19,849,641
IT Services - 1.8%
Cognizant Technology Solutions Corp. Class A (a)	43,359	2,210,442
MasterCard, Inc. Class A	17,700	4,495,800
Paychex, Inc.	68,190	2,093,433
Visa, Inc. Class A	60,550	5,511,867
		14,311,542
Semiconductors & Semiconductor Equipment - 3.8%
Altera Corp.	135,800	3,301,298
Applied Materials, Inc.	497,310	6,703,739
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares)	169,100	$ 5,986,140
Intel Corp.	204,400	4,549,944
Lam Research Corp. (a)	116,600	4,351,512
MEMC Electronic Materials, Inc. (a)	153,400	2,351,622
Micron Technology, Inc. (a)	153,100	1,590,709
Xilinx, Inc.	101,600	2,590,800
		31,425,764
Software - 4.9%
Adobe Systems, Inc. (a)	112,400	3,975,588
BMC Software, Inc. (a)	45,126	1,714,788
Citrix Systems, Inc. (a)	37,700	1,789,619
Microsoft Corp.	647,693	18,957,974
Oracle Corp.	470,300	12,082,007
Red Hat, Inc. (a)	29,100	851,757
Salesforce.com, Inc. (a)	300	22,335
VMware, Inc. Class A (a)	20,400	1,087,320
		40,481,388
TOTAL INFORMATION TECHNOLOGY		189,726,243
MATERIALS - 3.7%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	30,700	2,270,265
Albemarle Corp.	85,384	3,639,920
Dow Chemical Co.	188,500	5,573,945
Ecolab, Inc.	60,700	2,667,765
FMC Corp.	53,852	3,260,200
Praxair, Inc.	49,800	4,133,400
Sigma Aldrich Corp.	30,700	1,647,362
The Mosaic Co.	30,700	1,865,639
		25,058,496
Metals & Mining - 0.6%
AngloGold Ashanti Ltd. sponsored ADR	55,700	2,113,815
ArcelorMittal SA (NY Shares) Class A	37,700	1,655,407
Barrick Gold Corp.	40,100	1,538,845
Freeport-McMoRan Copper & Gold, Inc.	200	16,708
		5,324,775
TOTAL MATERIALS		30,383,271
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	107,000	3,319,140
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	84,700	3,609,067
Sprint Nextel Corp. (a)	423,600	1,609,680
		5,218,747
TOTAL TELECOMMUNICATION SERVICES		8,537,887

	Shares	Value
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	66,000	$ 2,317,260
TOTAL COMMON STOCKS (Cost $720,912,803)		810,482,638
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.14% 5/6/10 (Cost $699,902)	$ 700,000	699,907
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.19% (e)	12,347,937	12,347,937
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(e)	1,565,375	1,565,375
TOTAL MONEY MARKET FUNDS (Cost $13,913,312)		13,913,312
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $735,526,017)	825,095,857
NET OTHER ASSETS - (0.6)%	(4,859,350)
NET ASSETS - 100%	$ 820,236,507
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $400,000 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,645
Fidelity Securities Lending Cash Central Fund	2,949
Total	$ 7,594
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 93,325,226	$ 93,325,226	$ -	$ -
Consumer Staples	64,901,768	64,901,768	-	-
Energy	82,521,441	82,521,441	-	-
Financials	140,843,966	139,550,825	893,141	400,000
Health Care	91,028,669	91,028,669	-	-
Industrials	106,896,907	106,896,907	-	-
Information Technology	189,726,243	189,726,243	-	-
Materials	30,383,271	30,383,271	-	-
Telecommunication Services	8,537,887	8,537,887	-	-
Utilities	2,317,260	2,317,260	-	-
U.S. Government and Government Agency Obligations	699,907	-	699,907	-
Money Market Funds	13,913,312	13,913,312	-	-
Total Investments in Securities:	$ 825,095,857	$ 823,102,809	$ 1,593,048	$ 400,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 405,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(5,000)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 400,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ (5,000)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $755,426,378. Net unrealized appreciation aggregated $69,669,479, of which $121,091,135 related to appreciated investment securities and $51,421,656 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Growth Opportunities Portfolio

March 31, 2010

1.799866.106

VIPGRO-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 0.9%
Johnson Controls, Inc.	43,400	$ 1,431,766
Tenneco, Inc. (a)	101,800	2,407,570
		3,839,336
Diversified Consumer Services - 0.5%
Coinstar, Inc. (a)(c)	72,000	2,340,000
Hotels, Restaurants & Leisure - 6.2%
BJ's Restaurants, Inc. (a)	67,900	1,582,070
Buffalo Wild Wings, Inc. (a)(c)	58,500	2,814,435
Hyatt Hotels Corp. Class A (c)	196,300	7,647,848
Las Vegas Sands Corp. unit	3,700	1,340,732
McDonald's Corp.	46,500	3,102,480
Starbucks Corp.	285,000	6,916,950
Starwood Hotels & Resorts Worldwide, Inc.	50,300	2,345,992
The Cheesecake Factory, Inc. (a)	22,900	619,674
		26,370,181
Household Durables - 0.8%
Gafisa SA sponsored ADR (c)	67,800	931,572
iRobot Corp. (a)	24,800	375,968
Lennar Corp. Class A	57,100	982,691
Tempur-Pedic International, Inc. (a)	35,800	1,079,728
		3,369,959
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	53,200	7,220,836
Media - 1.2%
Comcast Corp. Class A	19,200	361,344
DIRECTV (a)	55,600	1,879,836
DreamWorks Animation SKG, Inc. Class A (a)	15,500	610,545
The Walt Disney Co.	61,600	2,150,456
		5,002,181
Multiline Retail - 0.8%
Target Corp.	66,400	3,492,640
Specialty Retail - 1.8%
Bed Bath & Beyond, Inc. (a)	16,300	713,288
Best Buy Co., Inc.	45,500	1,935,570
Home Depot, Inc.	53,600	1,733,960
Lumber Liquidators Holdings, Inc. (a)(c)	24,300	648,081
Staples, Inc.	81,000	1,894,590
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	39,700	898,014
		7,823,503
Textiles, Apparel & Luxury Goods - 2.7%
Coach, Inc.	26,800	1,059,136
Lululemon Athletica, Inc. (a)(c)	124,186	5,153,719

	Shares	Value
NIKE, Inc. Class B	15,300	$ 1,124,550
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	114,000	4,140,480
		11,477,885
TOTAL CONSUMER DISCRETIONARY		70,936,521
CONSUMER STAPLES - 8.7%
Beverages - 2.5%
Dr Pepper Snapple Group, Inc.	87,400	3,073,858
PepsiCo, Inc.	46,200	3,056,592
The Coca-Cola Co.	79,400	4,367,000
		10,497,450
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	22,500	1,343,475
Wal-Mart Stores, Inc.	101,800	5,660,080
Walgreen Co.	35,000	1,298,150
		8,301,705
Food Products - 1.3%
Green Mountain Coffee Roasters, Inc. (a)	26,100	2,527,002
Smithfield Foods, Inc. (a)	71,300	1,478,762
Tyson Foods, Inc. Class A	84,500	1,618,175
		5,623,939
Household Products - 0.9%
Procter & Gamble Co.	61,500	3,891,105
Personal Products - 0.6%
Avon Products, Inc.	65,958	2,233,997
Nu Skin Enterprises, Inc. Class A	16,800	488,880
		2,722,877
Tobacco - 1.5%
Philip Morris International, Inc.	120,100	6,264,416
TOTAL CONSUMER STAPLES		37,301,492
ENERGY - 4.1%
Energy Equipment & Services - 1.0%
FMC Technologies, Inc. (a)	10,530	680,554
National Oilwell Varco, Inc.	26,403	1,071,434
Schlumberger Ltd.	20,300	1,288,238
Transocean Ltd. (a)	14,479	1,250,696
		4,290,922
Oil, Gas & Consumable Fuels - 3.1%
Cameco Corp. (c)	32,100	879,075
Chesapeake Energy Corp.	76,536	1,809,311
EOG Resources, Inc.	4,400	408,936
EXCO Resources, Inc.	34,500	634,110
Exxon Mobil Corp.	11,600	776,968
Peabody Energy Corp.	37,651	1,720,651
Petrohawk Energy Corp. (a)	97,800	1,983,384
Petroleo Brasileiro SA - Petrobras sponsored ADR	39,800	1,770,702
Range Resources Corp.	18,735	878,109
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SandRidge Energy, Inc. (a)(c)	82,600	$ 636,020
Southwestern Energy Co. (a)	44,607	1,816,397
		13,313,663
TOTAL ENERGY		17,604,585
FINANCIALS - 3.7%
Capital Markets - 0.9%
Charles Schwab Corp.	67,800	1,267,182
Goldman Sachs Group, Inc.	6,809	1,161,820
Knight Capital Group, Inc. Class A (a)	27,400	417,850
Morgan Stanley	12,500	366,125
Northern Trust Corp.	7,600	419,976
		3,632,953
Commercial Banks - 0.7%
Signature Bank, New York (a)	13,100	485,355
Wells Fargo & Co.	81,400	2,533,168
		3,018,523
Consumer Finance - 0.6%
Discover Financial Services	164,900	2,457,010
Diversified Financial Services - 1.3%
Bank of America Corp.	40,500	722,925
BM&F BOVESPA SA	319,529	2,144,864
Citigroup, Inc. (a)	127,400	515,970
CME Group, Inc.	1,300	410,943
JPMorgan Chase & Co.	37,900	1,696,025
		5,490,727
Insurance - 0.1%
The First American Corp.	17,900	605,736
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	6,187	519,089
TOTAL FINANCIALS		15,724,038
HEALTH CARE - 18.4%
Biotechnology - 12.0%
Alexion Pharmaceuticals, Inc. (a)	55,700	3,028,409
Alkermes, Inc. (a)	7,300	94,681
Alnylam Pharmaceuticals, Inc. (a)(c)	55,400	942,908
Celgene Corp. (a)	18,965	1,175,071
Cepheid, Inc. (a)(c)	139,400	2,436,712
Dendreon Corp. (a)(c)	144,000	5,251,680
Exelixis, Inc. (a)	187,200	1,136,304
Gilead Sciences, Inc. (a)	16,952	770,977
Human Genome Sciences, Inc. (a)	166,000	5,013,200
ImmunoGen, Inc. (a)	136,400	1,103,476
Immunomedics, Inc. (a)(c)	496,800	1,649,376
InterMune, Inc. (a)(c)	195,700	8,722,349
Isis Pharmaceuticals, Inc. (a)	330,000	3,603,600

	Shares	Value
Metabolix, Inc. (a)(c)	101,000	$ 1,230,180
Micromet, Inc. (a)(c)	96,555	780,164
Myriad Genetics, Inc. (a)	27,700	666,185
Myriad Pharmaceuticals, Inc. (a)(c)	114,250	516,410
Regeneron Pharmaceuticals, Inc. (a)	46,100	1,221,189
Rigel Pharmaceuticals, Inc. (a)	123,200	981,904
Seattle Genetics, Inc. (a)	415,238	4,957,942
Transition Therapeutics, Inc. (a)	148,391	417,920
Vertex Pharmaceuticals, Inc. (a)	133,800	5,468,406
		51,169,043
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	17,200	1,001,040
Medtronic, Inc.	10,500	472,815
Thoratec Corp. (a)	34,900	1,167,405
		2,641,260
Health Care Providers & Services - 1.3%
Express Scripts, Inc. (a)	18,000	1,831,680
McKesson Corp.	16,500	1,084,380
Medco Health Solutions, Inc. (a)	22,100	1,426,776
UnitedHealth Group, Inc.	32,800	1,071,576
		5,414,412
Health Care Technology - 0.1%
Cerner Corp. (a)	7,200	612,432
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	22,620	879,918
Life Technologies Corp. (a)	4,200	219,534
		1,099,452
Pharmaceuticals - 4.1%
Abbott Laboratories	54,900	2,892,132
Allergan, Inc.	23,900	1,561,148
Elan Corp. PLC sponsored ADR (a)	645,500	4,892,890
Johnson & Johnson	40,100	2,614,520
MAP Pharmaceuticals, Inc. (a)	97,400	1,547,686
Merck & Co., Inc.	66,800	2,494,980
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,000	1,766,240
		17,769,596
TOTAL HEALTH CARE		78,706,195
INDUSTRIALS - 5.7%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	39,100	1,770,057
ITT Corp.	13,000	696,930
The Boeing Co.	62,500	4,538,125
		7,005,112
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	47,400	3,053,034
Airlines - 0.1%
Delta Air Lines, Inc. (a)	30,800	449,372
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.2%
Fluor Corp.	8,600	$ 399,986
Quanta Services, Inc. (a)	24,441	468,290
		868,276
Electrical Equipment - 0.3%
American Superconductor Corp. (a)(c)	13,400	387,260
First Solar, Inc. (a)(c)	5,600	686,840
		1,074,100
Industrial Conglomerates - 0.6%
3M Co.	31,900	2,665,883
Machinery - 1.4%
Caterpillar, Inc.	46,700	2,935,095
Danaher Corp.	28,000	2,237,480
Deere & Co.	10,700	636,222
		5,808,797
Road & Rail - 0.8%
Hertz Global Holdings, Inc. (a)(c)	107,500	1,073,925
Union Pacific Corp.	34,900	2,558,170
		3,632,095
TOTAL INDUSTRIALS		24,556,669
INFORMATION TECHNOLOGY - 40.0%
Communications Equipment - 4.5%
Cisco Systems, Inc. (a)	307,500	8,004,225
F5 Networks, Inc. (a)	21,400	1,316,314
Infinera Corp. (a)	58,000	494,160
Juniper Networks, Inc. (a)	46,700	1,432,756
Palm, Inc. (a)(c)	294,100	1,105,816
QUALCOMM, Inc.	108,395	4,551,506
Research In Motion Ltd. (a)	17,200	1,271,940
Riverbed Technology, Inc. (a)	36,900	1,047,960
		19,224,677
Computers & Peripherals - 7.6%
Apple, Inc. (a)	84,442	19,837,960
Hewlett-Packard Co.	126,100	6,702,215
International Business Machines Corp.	32,400	4,155,300
Lexmark International, Inc. Class A (a)	24,100	869,528
NetApp, Inc. (a)	30,000	976,800
		32,541,803
Electronic Equipment & Components - 0.8%
Corning, Inc.	67,900	1,372,259
Prime View International Co. Ltd. sponsored GDR (a)(d)	3,000	54,314
Universal Display Corp. (a)(c)	178,500	2,100,945
		3,527,518
Internet Software & Services - 4.6%
Baidu.com, Inc. sponsored ADR (a)	2,300	1,373,100
eBay, Inc. (a)	77,000	2,075,150

	Shares	Value
Google, Inc. Class A (a)	23,792	$ 13,490,302
LogMeIn, Inc.	55,700	1,152,433
OpenTable, Inc. (c)	36,800	1,403,184
		19,494,169
IT Services - 3.2%
Cognizant Technology Solutions Corp. Class A (a)	53,532	2,729,061
MasterCard, Inc. Class A	6,000	1,524,000
VeriFone Holdings, Inc. (a)	83,800	1,693,598
Visa, Inc. Class A	82,400	7,500,872
		13,447,531
Semiconductors & Semiconductor Equipment - 10.4%
Advanced Micro Devices, Inc. (a)	112,400	1,041,948
Analog Devices, Inc.	36,900	1,063,458
Applied Materials, Inc.	50,600	682,088
Atheros Communications, Inc. (a)	89,500	3,464,545
Broadcom Corp. Class A	70,100	2,325,918
Cree, Inc. (a)	143,300	10,062,526
Cypress Semiconductor Corp. (a)	392,700	4,516,050
Intel Corp.	219,900	4,894,974
International Rectifier Corp. (a)	74,000	1,694,600
MaxLinear, Inc. Class A (a)	600	10,650
NVIDIA Corp. (a)	225,500	3,919,190
Power Integrations, Inc.	43,800	1,804,560
Rambus, Inc. (a)(c)	138,900	3,034,965
Rubicon Technology, Inc. (a)(c)	83,200	1,680,640
Silicon Laboratories, Inc. (a)	26,700	1,272,789
Tessera Technologies, Inc. (a)	51,800	1,050,504
Texas Instruments, Inc.	54,900	1,343,403
Xilinx, Inc.	30,800	785,400
		44,648,208
Software - 8.9%
ArcSight, Inc. (a)	83,800	2,358,970
Citrix Systems, Inc. (a)	23,400	1,110,798
Fortinet, Inc. (c)	37,200	653,976
Microsoft Corp.	284,500	8,327,315
Oracle Corp.	109,200	2,805,348
Red Hat, Inc. (a)	209,700	6,137,919
Salesforce.com, Inc. (a)	104,924	7,811,592
Solera Holdings, Inc.	21,200	819,380
SuccessFactors, Inc. (a)	128,000	2,437,120
Sybase, Inc. (a)	33,000	1,538,460
TiVo, Inc. (a)	249,200	4,266,304
		38,267,182
TOTAL INFORMATION TECHNOLOGY		171,151,088
MATERIALS - 2.1%
Chemicals - 1.0%
Dow Chemical Co.	24,700	730,379
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co.	35,000	$ 2,499,700
The Mosaic Co.	19,900	1,209,323
		4,439,402
Metals & Mining - 1.1%
Barrick Gold Corp.	25,300	970,892
Freeport-McMoRan Copper & Gold, Inc.	30,200	2,522,908
Nucor Corp.	22,300	1,011,974
		4,505,774
TOTAL MATERIALS		8,945,176
TOTAL COMMON STOCKS (Cost $312,320,933)		424,925,764
Money Market Funds - 10.7%

Fidelity Cash Central Fund, 0.19% (e)	2,967,302	2,967,302
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(e)	42,918,103	42,918,103
TOTAL MONEY MARKET FUNDS (Cost $45,885,405)		45,885,405
TOTAL INVESTMENT PORTFOLIO - 110.0% (Cost $358,206,338)	470,811,169
NET OTHER ASSETS - (10.0)%	(42,773,024)
NET ASSETS - 100%	$ 428,038,145
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,314 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,645
Fidelity Securities Lending Cash Central Fund	63,600
Total	$ 65,245
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 70,936,521	$ 69,595,789	$ 1,340,732	$ -
Consumer Staples	37,301,492	37,301,492	-	-
Energy	17,604,585	17,604,585	-	-
Financials	15,724,038	15,724,038	-	-
Health Care	78,706,195	78,706,195	-	-
Industrials	24,556,669	24,556,669	-	-
Information Technology	171,151,088	171,151,088	-	-
Materials	8,945,176	8,945,176	-	-
Money Market Funds	45,885,405	45,885,405	-	-
Total Investments in Securities:	$ 470,811,169	$ 469,470,437	$ 1,340,732	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $359,872,477. Net unrealized appreciation aggregated $110,938,692, of which $131,330,154 related to appreciated investment securities and $20,391,462 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Growth Strategies Portfolio

March 31, 2010

1.799850.106

VIPAG-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 1.0%
Johnson Controls, Inc.	5,800	$ 191,342
Diversified Consumer Services - 2.2%
DeVry, Inc.	3,200	208,640
Strayer Education, Inc.	900	219,168
		427,808
Hotels, Restaurants & Leisure - 2.5%
Las Vegas Sands Corp. (a)	13,800	291,870
Starbucks Corp.	8,012	194,451
		486,321
Household Durables - 1.0%
Harman International Industries, Inc.	4,258	199,189
Internet & Catalog Retail - 1.1%
Expedia, Inc.	8,359	208,641
Media - 2.5%
Discovery Communications, Inc. (a)	4,445	150,197
Focus Media Holding Ltd. ADR (a)	6,100	111,386
McGraw-Hill Companies, Inc.	6,682	238,213
		499,796
Specialty Retail - 5.1%
Abercrombie & Fitch Co. Class A	4,696	214,325
Ross Stores, Inc.	3,474	185,755
TJX Companies, Inc.	4,567	194,189
Urban Outfitters, Inc. (a)	5,769	219,395
Zumiez, Inc. (a)	9,169	187,873
		1,001,537
Textiles, Apparel & Luxury Goods - 2.1%
Hanesbrands, Inc. (a)	8,003	222,643
Polo Ralph Lauren Corp. Class A	2,275	193,466
		416,109
TOTAL CONSUMER DISCRETIONARY		3,430,743
CONSUMER STAPLES - 3.8%
Beverages - 2.5%
Heckmann Corp. (a)	83,234	482,757
Food Products - 1.3%
Bunge Ltd.	1,887	116,296
Origin Agritech Ltd. (a)	13,800	137,862
		254,158
TOTAL CONSUMER STAPLES		736,915
ENERGY - 6.9%
Energy Equipment & Services - 4.8%
Exterran Holdings, Inc. (a)	8,000	193,360
Helix Energy Solutions Group, Inc. (a)	14,254	185,730

	Shares	Value
Helmerich & Payne, Inc.	4,847	$ 184,574
Weatherford International Ltd. (a)	23,880	378,737
		942,401
Oil, Gas & Consumable Fuels - 2.1%
Denbury Resources, Inc. (a)	12,816	216,206
EXCO Resources, Inc.	5,300	97,414
Legacy Oil + Gas, Inc. (a)	7,500	96,972
		410,592
TOTAL ENERGY		1,352,993
FINANCIALS - 8.9%
Capital Markets - 1.1%
Charles Schwab Corp.	9,800	183,162
Stifel Financial Corp. (a)	500	26,875
		210,037
Commercial Banks - 4.1%
Regions Financial Corp.	53,534	420,242
SunTrust Banks, Inc.	14,415	386,178
		806,420
Diversified Financial Services - 2.8%
Moody's Corp.	8,902	264,835
MSCI, Inc. Class A (a)	7,744	279,558
		544,393
Real Estate Management & Development - 0.9%
Indiabulls Real Estate Ltd. (a)	55,476	188,777
TOTAL FINANCIALS		1,749,627
HEALTH CARE - 14.4%
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (a)	3,400	184,858
Alnylam Pharmaceuticals, Inc. (a)	3,208	54,600
Dendreon Corp. (a)	6,348	231,512
Human Genome Sciences, Inc. (a)	3,100	93,620
Isis Pharmaceuticals, Inc. (a)	8,254	90,134
Vertex Pharmaceuticals, Inc. (a)	4,500	183,915
		838,639
Health Care Equipment & Supplies - 8.9%
ArthroCare Corp. (a)	22,252	661,327
Cyberonics, Inc. (a)	22,462	430,372
Edwards Lifesciences Corp. (a)	1,800	177,984
NuVasive, Inc. (a)	5,868	265,234
St. Jude Medical, Inc. (a)	5,000	205,250
		1,740,167
Health Care Technology - 0.9%
Cerner Corp. (a)	2,123	180,582
Pharmaceuticals - 0.3%
Inspire Pharmaceuticals, Inc. (a)	8,200	51,168
TOTAL HEALTH CARE		2,810,556
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 17.6%
Aerospace & Defense - 2.1%
Precision Castparts Corp.	3,271	$ 414,468
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	3,500	195,475
Building Products - 2.1%
Lennox International, Inc.	9,300	412,176
Construction & Engineering - 2.1%
Fluor Corp.	4,496	209,109
Jacobs Engineering Group, Inc. (a)	4,600	207,874
		416,983
Electrical Equipment - 1.2%
Belden, Inc.	1,314	36,082
Cooper Industries PLC Class A	4,200	201,348
		237,430
Machinery - 7.3%
AGCO Corp. (a)	5,400	193,698
Bucyrus International, Inc. Class A	3,200	211,168
Cummins, Inc.	3,200	198,240
Flowserve Corp.	1,900	209,513
IDEX Corp.	3,100	102,610
Ingersoll-Rand Co. Ltd.	8,500	296,395
Joy Global, Inc.	3,800	215,080
		1,426,704
Marine - 0.7%
Ultrapetrol (Bahamas) Ltd. (a)	23,849	130,931
Road & Rail - 1.1%
CSX Corp.	4,100	208,690
TOTAL INDUSTRIALS		3,442,857
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 2.3%
Juniper Networks, Inc. (a)	13,264	406,940
Riverbed Technology, Inc. (a)	1,700	48,280
		455,220
Computers & Peripherals - 1.5%
SanDisk Corp. (a)	8,552	296,156
Electronic Equipment & Components - 3.8%
Agilent Technologies, Inc. (a)	12,500	429,875
Avnet, Inc. (a)	7,200	216,000
Maxwell Technologies, Inc. (a)	8,032	99,516
		745,391
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	6,700	210,447
IT Services - 0.6%
Genpact Ltd. (a)	6,400	107,328

	Shares	Value
Semiconductors & Semiconductor Equipment - 10.3%
Altera Corp.	12,060	$ 293,179
ASM International NV (NASDAQ) (a)	7,445	200,196
ASML Holding NV (NY Shares)	5,800	205,320
KLA-Tencor Corp.	6,804	210,380
Lam Research Corp. (a)	2,600	97,032
Marvell Technology Group Ltd. (a)	14,485	295,204
National Semiconductor Corp.	12,900	186,405
NVIDIA Corp. (a)	12,474	216,798
Teradyne, Inc. (a)	10,000	111,700
Xilinx, Inc.	7,913	201,782
		2,017,996
Software - 5.2%
Adobe Systems, Inc. (a)	5,600	198,072
ANSYS, Inc. (a)	4,483	193,397
Autonomy Corp. PLC (a)	7,298	201,939
Citrix Systems, Inc. (a)	4,600	218,362
Informatica Corp. (a)	7,486	201,074
		1,012,844
TOTAL INFORMATION TECHNOLOGY		4,845,382
MATERIALS - 5.4%
Chemicals - 5.4%
CF Industries Holdings, Inc.	2,300	209,714
Intrepid Potash, Inc. (a)	6,700	203,211
Potash Corp. of Saskatchewan, Inc.	1,600	191,086
The Mosaic Co.	7,600	461,852
		1,065,863
TOTAL COMMON STOCKS (Cost $17,570,168)		19,434,936
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.19% (b) (Cost $254,470)	254,470	254,470
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $17,824,638)	19,689,406
NET OTHER ASSETS - (0.6)%	(114,202)
NET ASSETS - 100%	$ 19,575,204
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 96
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $17,945,130. Net unrealized appreciation aggregated $1,744,276, of which $3,056,557 related to appreciated investment securities and $1,312,281 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Mid Cap Portfolio

March 31, 2010

1.799869.106

VIPMID-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 21.4%
Auto Components - 0.7%
Amerigon, Inc. (a)	306,609	$ 3,099,817
China Automotive Systems, Inc. (a)	93	2,149
Fuel Systems Solutions, Inc. (a)(d)(e)	1,345,217	42,993,135
Gentex Corp.	75,994	1,475,803
Minth Group Ltd.	138,000	231,059
New Focus Auto Tech Holdings Ltd. (a)	5,687,675	1,333,235
Westport Innovations, Inc.	100	1,645
		49,136,843
Automobiles - 0.2%
Bajaj Auto Ltd.	100	4,494
Geely Automobile Holdings Ltd.	22,535,000	11,928,886
Hyundai Motor Co. GDR (f)	100	5,098
Thor Industries, Inc.	100	3,021
		11,941,499
Distributors - 0.0%
LKQ Corp. (a)	100	2,030
Diversified Consumer Services - 1.0%
Bridgepoint Education, Inc. (d)(e)	2,725,048	66,981,680
China Distance Education Holdings Ltd. ADR (a)(d)	430,789	2,545,963
Coinstar, Inc. (a)	100	3,250
MegaStudy Co. Ltd.	6,200	1,021,963
Raffles Education Corp. Ltd.	1,018	266
Universal Technical Institute, Inc. (a)	100	2,282
		70,555,404
Hotels, Restaurants & Leisure - 1.4%
BJ's Restaurants, Inc. (a)	200	4,660
Cafe de Coral Holdings Ltd.	2,000	4,709
Chipotle Mexican Grill, Inc. (a)	200	22,534
Ctrip.com International Ltd. sponsored ADR (a)	200	7,840
Home Inns & Hotels Management, Inc. sponsored ADR (a)	100	3,274
Interval Leisure Group, Inc. (a)	125,300	1,824,368
Jollibee Food Corp.	700	915
Kappa Create Co. Ltd. (d)	561,600	11,142,022
Little Sheep Group Ltd.	6,197,000	3,463,951
McDonald's Corp.	217,600	14,518,272
Minor International PCL (For. Reg.)	1,826,011	620,900
Papa John's International, Inc. (a)	88,751	2,281,788
Shangri-La Asia Ltd.	772,111	1,515,532
Sonic Corp. (a)	648,317	7,163,897
Starbucks Corp.	576,800	13,998,936
Starwood Hotels & Resorts Worldwide, Inc.	994,208	46,369,861
TAJ GVK Hotels & Resorts Ltd.	297,699	1,047,226
		103,990,685
Household Durables - 0.6%
La-Z-Boy, Inc. (a)	100	1,254
Makita Corp. sponsored ADR	100	3,315

	Shares	Value
PDG Realty S.A. Empreendimentos e Participacoes	100	$ 837
Tupperware Brands Corp.	861,207	41,527,402
		41,532,808
Internet & Catalog Retail - 4.9%
B2W Companhia Global Do Varejo	100	2,159
Blue Nile, Inc. (a)	100	5,502
Netflix, Inc. (a)(d)(e)	4,866,672	358,868,385
Overstock.com, Inc. (a)	100	1,625
Priceline.com, Inc. (a)	100	25,500
Wotif.com Holdings Ltd.	100	665
		358,903,836
Leisure Equipment & Products - 3.3%
Hasbro, Inc.	6,223,770	238,245,916
Nidec Copal Corp.	100	1,427
		238,247,343
Media - 1.6%
Cinemax India Ltd.	478,887	670,848
Den Networks Ltd.	3,500,000	15,282,735
E.W. Scripps Co. Class A (a)	33	279
Entertainment Network (India) Ltd. (a)	90,000	406,034
Ipsos SA	110	3,886
Naspers Ltd. Class N	100	4,345
Pearson PLC sponsored ADR	100	1,569
Proto Corp.	26,200	889,239
PT Global Mediacom Tbk	1,000	43
The Walt Disney Co.	2,928,721	102,241,650
Zee News Ltd.	39	59
		119,500,687
Multiline Retail - 0.0%
Clicks Group Ltd.	194,507	791,492
Dollar Tree, Inc. (a)	100	5,922
Golden Eagle Retail Group Ltd. (H Shares)	265,000	529,710
Intime Department Store Group Co. Ltd.	1,000	969
Kohl's Corp. (a)	100	5,478
Mothercare PLC	100	911
Parkson Retail Group Ltd.	1,000	1,726
		1,336,208
Specialty Retail - 7.2%
Advance Auto Parts, Inc. (e)	6,509,352	272,872,036
Asahi Co. Ltd.	400	6,608
Belle International Holdings Ltd.	1,000	1,345
Chow Sang Sang Holdings International Ltd.	2,000	2,756
Fast Retailing Co. Ltd.	100	17,392
H&M Hennes & Mauritz AB (B Shares)	100	6,497
Hengdeli Holdings Ltd.	6,000	2,558
hhgregg, Inc. (a)	100	2,524
Hot Topic, Inc. (a)(e)	3,078,216	20,008,404
Inditex SA	687	45,288
J. Crew Group, Inc. (a)	100	4,590
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
JB Hi-Fi Ltd.	100	$ 1,863
Lumber Liquidators Holdings, Inc. (a)	100	2,667
Nitori Co. Ltd.	100	7,592
Ross Stores, Inc.	1,614,078	86,304,751
Sally Beauty Holdings, Inc. (a)(d)(e)	10,200,118	90,985,053
SAZABY, Inc.	464,400	6,951,791
TJX Companies, Inc.	991,327	42,151,224
Tsutsumi Jewelry Co. Ltd.	85,500	1,902,476
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	100	2,262
Urban Outfitters, Inc. (a)	100	3,803
USS Co. Ltd.	100	6,802
		521,290,282
Textiles, Apparel & Luxury Goods - 0.5%
Anta Sports Products Ltd.	1,000	1,651
Columbia Sportswear Co. (d)	168,999	8,877,517
Daphne International Holdings Ltd.	16,016,000	15,470,908
Shenzhou International Group Holdings Ltd.	9,063,000	13,073,459
		37,423,535
TOTAL CONSUMER DISCRETIONARY		1,553,861,160
CONSUMER STAPLES - 6.0%
Beverages - 0.7%
Companhia de Bebidas das Americas (AmBev) sponsored ADR	20	1,563
Molson Coors Brewing Co. Class B	1,300,409	54,695,203
Yantai Changyu Pioneer Wine Co. (B Shares)	130	1,082
		54,697,848
Food & Staples Retailing - 3.5%
BJ's Wholesale Club, Inc. (a)	1,075,595	39,786,259
Breadtalk Group Ltd.	1,000	494
Breadtalk Group Ltd. Class A	200	97
China Nepstar Chain Drugstore Ltd. ADR	100	725
Colruyt NV	100	24,617
Cosmos Pharmaceutical Corp.	100	2,157
Daikokutenbussan Co. Ltd.	79,000	2,362,548
Heng Tai Consumables Group Ltd.	98,398,965	10,011,937
Kroger Co.	3,415,334	73,976,134
Magnit OJSC GDR (Reg. S)	100	1,852
PriceSmart, Inc.	100	2,325
REI Six Ten Retail Ltd.	1,570	2,695
Shinsegae Food Co. Ltd.	100	7,071
Sugi Holdings Co. Ltd. (d)	523,500	12,524,314
Wal-Mart Stores, Inc.	2,042,296	113,551,658
		252,254,883

	Shares	Value
Food Products - 1.7%
Britannia Industries Ltd.	41,784	$ 1,490,402
Campbell Soup Co.	364,886	12,898,720
China Agri-Industries Holding Ltd.	2,000	2,761
China Foods Ltd.	4,000	3,266
China Huiyuan Juice Group Ltd.	500	359
China Yurun Food Group Ltd.	1,000	3,052
REI Agro Ltd.	4,190	4,636
Rocky Mountain Chocolate Factory, Inc.	105	966
Smart Balance, Inc. (a)	100	648
Tingyi (Cayman Island) Holding Corp.	2,000	4,729
Toyo Suisan Kaisha Ltd.	2,524,000	65,300,261
Want Want China Holdings Ltd.	65,053,600	46,166,125
		125,875,925
Personal Products - 0.1%
Concern Kalina OJSC:
GDR (f)	21,643	542,416
sponsored ADR	94,200	2,360,838
GLG Life Tech Corp. (a)	25	197
Hengan International Group Co. Ltd.	109,700	818,061
Natura Cosmeticos SA	100	2,039
USANA Health Sciences, Inc. (a)	32,611	1,024,312
		4,747,863
TOTAL CONSUMER STAPLES		437,576,519
ENERGY - 6.3%
Energy Equipment & Services - 6.2%
BJ Services Co.	1,422,562	30,442,827
Dresser-Rand Group, Inc. (a)	2,346,769	73,735,482
Ensco International Ltd. ADR	1,912,003	85,619,494
Helix Energy Solutions Group, Inc. (a)	1,075,596	14,015,016
Helmerich & Payne, Inc.	440,900	16,789,472
Nabors Industries Ltd. (a)	4,906,408	96,312,789
Newpark Resources, Inc. (a)	4,303,483	22,593,286
Noble Corp.	139,300	5,825,526
Northern Offshore Ltd. (a)	100	153
Parker Drilling Co. (a)(e)	6,351,993	31,315,325
Patterson-UTI Energy, Inc.	5,062,047	70,716,797
Weatherford International Ltd. (a)	43,600	691,496
		448,057,663
Oil, Gas & Consumable Fuels - 0.1%
China Shenhua Energy Co. Ltd. (H Shares)	500	2,161
Clean Energy Fuels Corp. (a)	100	2,278
Heritage Oil PLC (a)	100	852
Marathon Oil Corp.	206,060	6,519,738
Niko Resources Ltd.	100	10,668
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	400	15,836
Plains Exploration & Production Co. (a)	124,300	3,727,757
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sasol Ltd. sponsored ADR	100	$ 4,127
Surgutneftegaz JSC sponsored ADR	500	4,955
		10,288,372
TOTAL ENERGY		458,346,035
FINANCIALS - 10.8%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	591,209	26,817,240
BlueBay Asset Management	100	547
Edelweiss Capital Ltd.	100	983
Janus Capital Group, Inc.	2,777,237	39,686,717
Marusan Securities Co. Ltd.	2,856,700	17,406,906
SEI Investments Co.	849,118	18,655,122
		102,567,515
Commercial Banks - 1.2%
Aozora Bank Ltd. (a)	1,509,000	2,134,886
Banco Santander SA sponsored ADR	200	2,654
Bank of Baroda	634,966	9,051,417
Bank of Georgia unit (a)	100	1,110
Barclays PLC Sponsored ADR	39,700	863,475
Espirito Santo Financial Group SA	100	1,805
IndusInd Bank Ltd.	100	379
Punjab National Bank	100	2,352
Sumitomo Mitsui Financial Group, Inc.	772,300	25,584,759
The Jammu & Kashmir Bank Ltd.	423	6,432
The Mie Bank Ltd.	1,000	2,773
The Suruga Bank Ltd.	1,000	8,956
Union Bank of India	7,699,690	50,203,421
Yes Bank Ltd. (a)	100	571
		87,864,990
Consumer Finance - 0.0%
ORIX Corp.	200	17,757
Diversified Financial Services - 0.2%
African Bank Investments Ltd.	100	489
Banco ABC Brasil SA	100	776
CRISIL Ltd.	88,255	10,298,648
ICRA Ltd.	6,132	120,397
		10,420,310
Insurance - 7.1%
Admiral Group PLC	217,663	4,361,013
AFLAC, Inc.	27,100	1,471,259
AXA SA sponsored ADR	100	2,204
Axis Capital Holdings Ltd.	1,200	37,512
Bajaj Finserv Ltd.	100	750
China Life Insurance Co. Ltd. (a)	239,858	185,131
China Life Insurance Co. Ltd. ADR	266	19,163
CNinsure, Inc. ADR (d)	147,554	3,926,412
Lincoln National Corp.	357,500	10,975,250
Old Republic International Corp.	11,460,180	145,315,082

	Shares	Value
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	500	$ 4,308
Presidential Life Corp.	790,158	7,877,875
Progressive Corp.	1,945,808	37,145,475
Protective Life Corp.	2,311,869	50,837,999
Reinsurance Group of America, Inc.	3,354,011	176,152,658
The Chubb Corp.	1,454,079	75,393,996
		513,706,087
Real Estate Management & Development - 0.9%
AFI Development PLC GDR (Reg. S) (a)	100	225
Allgreen Properties Ltd.	1,148,000	976,602
Cyrela Commercial Properties SA Empreendimentos e Participacoes	680	4,618
DLF Ltd.	98,073	675,770
Goldcrest Co. Ltd.	500,950	13,280,119
Hang Lung Properties Ltd.	194,000	782,072
Housing Development and Infrastructure Ltd. (a)	100	639
Iguatemi Empresa de Shopping Centers SA	1,489,400	25,103,141
Indiabulls Real Estate Ltd. (a)	2,870,813	9,768,961
Kenedix, Inc. (a)	31,405	9,216,140
New World China Land Ltd.	14,953,200	5,334,754
Songbird Estates PLC Class B (a)	5,914	14,901
SPG Land (Holdings) Ltd.	2,200,100	1,411,147
		66,569,089
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	142	8,607
People's United Financial, Inc.	100	1,564
		10,171
TOTAL FINANCIALS		781,155,919
HEALTH CARE - 16.5%
Biotechnology - 1.4%
3SBio, Inc. sponsored ADR (a)	567,862	7,030,132
Abcam PLC	420,200	8,029,909
AMAG Pharmaceuticals, Inc. (a)(d)(e)	1,197,606	41,808,425
Clinical Data, Inc. (a)	150	2,910
Dendreon Corp. (a)	400	14,588
Gilead Sciences, Inc. (a)	100	4,548
Halozyme Therapeutics, Inc. (a)	100	799
ImmunoGen, Inc. (a)	247,750	2,004,298
Sangamo Biosciences, Inc. (a)(d)	197,488	1,070,385
Sino Biopharmaceutical Ltd.	7,999	3,142
Vertex Pharmaceuticals, Inc. (a)	1,039,179	42,471,246
Zeltia SA (a)	213,672	1,134,225
		103,574,607
Health Care Equipment & Supplies - 3.6%
CareFusion Corp. (a)	12,800	338,304
DiaSorin S.p.A.	200	7,529
Edwards Lifesciences Corp. (a)	734,550	72,632,304
Electro-Optical Sciences, Inc. (a)(d)	649,977	4,822,829
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
HeartWare International, Inc. CDI unit (a)	100	$ 128
Kinetic Concepts, Inc. (a)	1,635,148	78,176,426
Masimo Corp.	436,691	11,594,146
Meridian Bioscience, Inc.	132,250	2,693,933
Mindray Medical International Ltd. sponsored ADR	100	3,642
Mingyuan Medicare Development Co. Ltd. (a)	44,940,000	6,829,919
Nobel Biocare Holding AG (Switzerland)	340,098	9,096,807
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	4,780,000	19,946,808
Steris Corp.	1,602,211	53,930,422
ThermoGenesis Corp. (a)	351,638	246,182
Vascular Solutions, Inc. (a)	79,168	711,720
		261,031,099
Health Care Providers & Services - 1.9%
Almost Family, Inc. (a)	100	3,769
Apollo Hospitals Enterprise Ltd.	100	1,627
Centene Corp. (a)	1,155,547	27,779,350
Genoptix, Inc. (a)	100	3,549
HMS Holdings Corp. (a)	100	5,099
IPC The Hospitalist Co., Inc. (a)	192,991	6,775,914
Laboratory Corp. of America Holdings (a)	681,125	51,567,974
Message Co. Ltd.	1,619	3,476,087
Quest Diagnostics, Inc.	317,600	18,512,904
Ramsay Health Care Ltd.	101	1,290
ResCare, Inc. (a)(e)	1,779,274	21,333,495
U.S. Physical Therapy, Inc. (a)	284,515	4,950,561
		134,411,619
Health Care Technology - 6.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)	4,549,362	88,985,521
athenahealth, Inc. (a)(d)	1,015,397	37,122,914
Cegedim SA (a)	150	11,508
Cerner Corp. (a)(d)	3,086,613	262,547,302
Computer Programs & Systems, Inc.	372,057	14,539,988
Eclipsys Corp. (a)	2,424,073	48,190,571
Quality Systems, Inc.	35,220	2,163,917
		453,561,721
Life Sciences Tools & Services - 1.9%
Bachem Holding AG (B Shares)	100	6,587
Bio-Rad Laboratories, Inc. Class A (a)	84,589	8,756,653
Harvard Bioscience, Inc. (a)(e)	1,882,775	7,286,339
QIAGEN NV (a)	1,523,000	35,013,770
Thermo Fisher Scientific, Inc. (a)	1,694,180	87,148,619
		138,211,968
Pharmaceuticals - 1.4%
Ardea Biosciences, Inc. (a)	219,966	4,016,579
Aspen Pharmacare Holdings Ltd. (a)	2,157,358	23,561,094

	Shares	Value
Boiron SA	55	$ 2,339
Cadila Healthcare Ltd.	203,996	3,770,490
China Pharma Holdings, Inc. (a)	39,073	130,504
Cipla Ltd.	64,000	483,034
Endo Pharmaceuticals Holdings, Inc. (a)	2,017,470	47,793,864
Hi-Tech Pharmacal Co., Inc. (a)	100	2,214
Hikma Pharmaceuticals PLC	100	959
Novo Nordisk AS Series B sponsored ADR	100	7,712
Pfizer Ltd.	100	2,123
Piramal Healthcare Ltd.	2,534,671	24,015,202
PT Kalbe Farma Tbk	1,000	206
Questcor Pharmaceuticals, Inc. (a)	100	823
		103,787,143
TOTAL HEALTH CARE		1,194,578,157
INDUSTRIALS - 7.0%
Air Freight & Logistics - 0.0%
Business Post Group PLC	200	978
FedEx Corp.	100	9,340
		10,318
Building Products - 0.2%
Asahi Glass Co. Ltd.	462,000	5,210,722
Blue Star Ltd.	1,013,255	8,237,359
Universal Forest Products, Inc.	100	3,852
		13,451,933
Commercial Services & Supplies - 0.3%
Blue Label Telecoms Ltd. (a)	2,500,000	1,647,458
Cintas Corp.	609,572	17,122,877
Copart, Inc. (a)	100	3,560
R.R. Donnelley & Sons Co.	200,172	4,273,672
RINO International Corp. (a)	100	2,373
Steelcase, Inc. Class A	100	647
Taiwan Secom Co.	2,000	3,201
		23,053,788
Construction & Engineering - 1.8%
China Communications Construction Co. Ltd. (H Shares)	1,000	944
Fluor Corp.	356,735	16,591,745
Jacobs Engineering Group, Inc. (a)	1,498,172	67,702,393
MasTec, Inc. (a)	3,751,406	47,305,230
Orascom Construction Industries SAE GDR	200	9,522
		131,609,834
Electrical Equipment - 1.0%
AstroPower, Inc. (a)	100	0
Cooper Industries PLC Class A	1,326,184	63,577,261
Dongfang Electric Corp. Ltd.	200	1,139
First Solar, Inc. (a)	100	12,265
Fortune Electric Co. Ltd.	2,209,725	1,921,349
Harbin Electric, Inc. (a)	100	2,159
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Jinpan International Ltd.	100	$ 2,080
Saft Groupe SA	100	3,964
Vestas Wind Systems AS (a)	119,400	6,488,601
		72,008,818
Industrial Conglomerates - 0.3%
Hutchison Whampoa Ltd. ADR	100	3,650
Max India Ltd. (a)	4,953,349	22,893,908
		22,897,558
Machinery - 2.0%
3D Systems Corp. (a)	100	1,365
AGCO Corp. (a)	3,499,247	125,517,990
Bell Equipment Ltd. (a)	30,078	48,107
Energy Recovery, Inc. (a)	100	630
EVA Precision Industrial Holdings Ltd.	11,056,000	3,559,906
KCI Konecranes Oyj	100	2,954
Komax Holding AG (Reg.)	100	8,551
Nippon Thompson Co. Ltd.	1,139,000	7,938,487
Praj Industries Ltd. (a)	1,812,504	3,485,118
R. STAHL AG	47,627	1,293,029
Spirax-Sarco Engineering PLC	100	2,130
Uzel Makina Sanayi AS (a)	456,690	3
		141,858,270
Professional Services - 1.4%
51job, Inc. sponsored ADR (a)	100	1,802
Advisory Board Co. (a)	100	3,150
Corporate Executive Board Co.	339,957	9,039,457
Equifax, Inc.	279,712	10,013,690
IHS, Inc. Class A (a)	100	5,347
JobStreet Corp. Bhd	2,617,600	1,606,653
Michael Page International PLC	6,333,785	38,454,942
Randstad Holdings NV (a)	846,000	40,205,625
SGS Societe Generale de Surveillance Holding SA (Reg.)	100	137,911
		99,468,577
Road & Rail - 0.0%
Old Dominion Freight Lines, Inc. (a)	100	3,339
Trading Companies & Distributors - 0.0%
Richelieu Hardware Ltd.	100	2,269
TOTAL INDUSTRIALS		504,364,704
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 1.4%
Airvana, Inc. (a)	100	766
BYD Electronic International Co. Ltd. (a)	100	82
DG FastChannel, Inc. (a)	100	3,195
Juniper Networks, Inc. (a)	3,136,084	96,215,057
MIC Electronics Ltd.	1,883,689	1,737,465
Option NV (a)	360	326

	Shares	Value
Polycom, Inc. (a)	32,225	$ 985,441
ZTE Corp. (H Shares)	236,600	1,433,755
		100,376,087
Computers & Peripherals - 1.6%
Acer, Inc.	1,010	2,985
ASUSTeK Computer, Inc.	2,191,193	3,817,373
Gemalto NV	2,535,054	109,708,082
Lenovo Group Ltd.	2,000	1,381
Lenovo Group Ltd. ADR	10,700	147,660
Logitech International SA (a)	56	915
		113,678,396
Electronic Equipment & Components - 1.0%
Digital China Holdings Ltd. (H Shares)	20,188,300	34,270,122
HLS Systems International Ltd. (a)	136,920	1,575,949
Ingenico SA	1,470,606	36,777,224
Inspur International Ltd.	5,000	657
Itron, Inc. (a)	100	7,257
L-1 Identity Solutions, Inc. (a)	100	893
Lumax International Corp. Ltd.	514,250	929,919
RadiSys Corp. (a)	16,368	146,657
SYNNEX Corp. (a)	100	2,956
Trimble Navigation Ltd. (a)	700	20,104
Wasion Group Holdings Ltd.	2,000	1,417
		73,733,155
Internet Software & Services - 4.9%
Alibaba.com Ltd.	500	1,006
Ancestry.com, Inc.	100	1,695
Answers Corp. (a)	100	835
comScore, Inc. (a)	100	1,669
Constant Contact, Inc. (a)(d)	682,185	15,840,336
eBay, Inc. (a)	9,813,863	264,483,608
F@N Communications, Inc. (d)	325	408,388
INFO Edge India Ltd.	35,287	687,793
Internet Brands, Inc. Class A (a)	1,462	13,480
LoopNet, Inc. (a)	694	7,801
NHN Corp. (a)	55,606	8,846,245
Rediff.com India Ltd. sponsored ADR (a)	1,100	2,871
ValueClick, Inc. (a)	1,103,527	11,189,764
VeriSign, Inc. (a)	706,097	18,365,583
Vocus, Inc. (a)	100	1,705
Web.com, Inc. (a)	43	234
WebMD Health Corp. (a)(d)	785,810	36,445,868
		356,298,881
IT Services - 0.2%
Computer Task Group, Inc. (a)	18,850	136,663
CyberSource Corp. (a)	100	1,764
Datacash Group PLC	184,200	531,217
Iress Market Technology Ltd.	100	734
Paracon Holdings Ltd.	32,405	7,785
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
SAIC, Inc. (a)	866,101	$ 15,329,988
WNS Holdings Ltd. sponsored ADR (a)	100	1,073
		16,009,224
Office Electronics - 1.2%
Xerox Corp.	9,071,097	88,443,196
Semiconductors & Semiconductor Equipment - 3.4%
Aixtron AG	61,300	2,204,494
Aixtron AG sponsored ADR	100	3,568
Altera Corp.	1,763,866	42,879,582
Applied Materials, Inc.	100	1,348
Cree, Inc. (a)	658	46,205
KLA-Tencor Corp.	100	3,092
Kontron AG (e)	2,864,320	28,014,249
NVIDIA Corp. (a)	197,000	3,423,860
PMC-Sierra, Inc. (a)(e)	13,542,314	120,797,441
Richtek Technology Corp.	1,333,337	14,281,628
Samco, Inc.	120	2,466
Silicon Laboratories, Inc. (a)	100	4,767
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	5,214,973	31,341,988
Varian Semiconductor Equipment Associates, Inc. (a)	100	3,312
Veeco Instruments, Inc. (a)(d)	84,447	3,673,445
		246,681,445
Software - 6.2%
Changyou.com Ltd. (A Shares) ADR	100	3,080
Citrix Systems, Inc. (a)	100	4,747
Computer Modelling Group Ltd.	100	1,699
Concur Technologies, Inc. (a)	100	4,101
DemandTec, Inc. (a)	67,942	472,197
ebix.com, Inc. (a)	300	4,791
Electronic Arts, Inc. (a)	1,326,968	24,761,223
Epicor Software Corp. (a)	711,865	6,805,429
Financial Technologies India Ltd.	78	2,729
Kingdee International Software Group Co. Ltd.	56,848,000	22,184,943
Longtop Financial Technologies Ltd. ADR (a)(d)	4,261,208	137,253,510
MICROS Systems, Inc. (a)	100	3,288
NetSuite, Inc. (a)	100	1,454
NIIT Technologies Ltd.	100,193	379,383
PROS Holdings, Inc. (a)	100	988
Rovi Corp. (a)	100	3,713
Royalblue Group PLC	200	4,016
Salesforce.com, Inc. (a)	100	7,445
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	3,536,934	154,174,953
Solera Holdings, Inc.	582,353	22,507,943
Tata Elxsi Ltd.	100	714
Ubisoft Entertainment SA (a)(d)(e)	4,928,784	67,771,401

	Shares	Value
VanceInfo Technologies, Inc. ADR (a)	332,800	$ 7,418,112
Yedang Online Corp. (a)	202,840	1,066,683
		444,838,542
TOTAL INFORMATION TECHNOLOGY		1,440,058,926
MATERIALS - 5.0%
Chemicals - 1.0%
Asian Paints India Ltd.	482	21,921
Ecolab, Inc.	100	4,395
FMC Corp.	436,907	26,450,350
Recticel SA	100	1,058
Sensient Technologies Corp.	1,586,468	46,102,760
Zoltek Companies, Inc. (a)(d)	463,279	4,466,010
		77,046,494
Construction Materials - 0.0%
CRH PLC	1	25
LSR Group OJSC GDR (Reg. S) (a)	100	930
		955
Containers & Packaging - 0.0%
Aptargroup, Inc.	100	3,935
Ball Corp.	465	24,822
		28,757
Metals & Mining - 4.0%
Africa Cellular Towers Ltd. (a)	290,317	23,914
Agnico-Eagle Mines Ltd. (Canada)	265,500	14,834,535
Barrick Gold Corp.	440,600	16,908,106
Centerra Gold, Inc. (a)	469,400	6,147,730
Eldorado Gold Corp. (a)	6,697,600	81,320,934
Franco-Nevada Corp.	39,900	1,070,679
Goldcorp, Inc.	100	3,737
IAMGOLD Corp.	3,318,300	44,113,294
Inmet Mining Corp.	100	5,811
Kinross Gold Corp.	868,600	14,857,294
Lihir Gold Ltd.	3,500,494	9,732,521
Midas Holdings Ltd.	1,000	736
Minefinders Corp. Ltd. (a)(d)	1,317,300	12,180,647
Newcrest Mining Ltd.	2,406,929	72,486,188
Prakash Industries Ltd. (a)	143,090	709,226
Yamana Gold, Inc.	1,492,554	14,771,214
		289,166,566
Paper & Forest Products - 0.0%
Pope Resources, Inc. LP	100	2,641
TOTAL MATERIALS		366,245,413
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
LG Telecom Ltd.	240,329	1,639,790
Verizon Communications, Inc.	3,030,143	93,995,036
		95,634,826
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
Vivo Participacoes SA sponsored ADR	167	$ 4,527
TOTAL TELECOMMUNICATION SERVICES		95,639,353
UTILITIES - 0.2%
Electric Utilities - 0.0%
Centrais Eletricas Brasileiras SA (Electrobras) sponsored ADR	100	1,500
EnergyO Solutions AB (a)	100	724
		2,224
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)	100	981
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (a)	829,415	9,861,744
Multi-Utilities - 0.1%
Sempra Energy	128,900	6,432,110
Water Utilities - 0.0%
Cadiz, Inc. (a)	100	1,277
TOTAL UTILITIES		16,298,336
TOTAL COMMON STOCKS (Cost $5,392,032,719)		6,848,124,522
Investment Companies - 0.0%

Templeton Emerging Markets Income Fund (Cost $230,258)	23,300	341,578
Nonconvertible Bonds - 0.0%
Principal Amount (c)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (Cost $712)	INR	41,784	1,584
Money Market Funds - 11.1%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (g)	282,508,494	$ 282,508,494
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(g)	526,411,410	526,411,410
TOTAL MONEY MARKET FUNDS (Cost $808,919,904)		808,919,904
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $6,201,183,593)	7,657,387,588
NET OTHER ASSETS - (5.5)%		(402,055,951)
NET ASSETS - 100%	$ 7,255,331,637
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $547,514 or 0.0% of net assets.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 156,699
Fidelity Securities Lending Cash Central Fund	1,197,575
Total	$ 1,354,274
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Advance Auto Parts, Inc.	$ 220,594,829	$ 44,026,170	$ -	$ 390,561	$ 272,872,036
AMAG Pharmaceuticals, Inc.	45,544,956	-	-	-	41,808,425
Bridgepoint Education, Inc.	40,930,221	-	-	-	66,981,680
Fuel Systems Solutions, Inc.	55,476,749	-	-	-	42,993,135
Harvard Bioscience, Inc.	6,721,507	-	-	-	7,286,339
Hot Topic, Inc.	17,089,867	2,183,657	-	-	20,008,404
Kontron AG	27,555,983	4,670,238	-	-	28,014,249
Netflix, Inc.	268,348,294	-	-	-	358,868,385
Newpark Resources, Inc.	19,645,351	-	1,811,606	-	-
Parker Drilling Co.	30,759,760	651,666	-	-	31,315,325
PMC-Sierra, Inc.	108,038,817	9,508,851	-	-	120,797,441
ResCare, Inc.	19,927,869	-	-	-	21,333,495
Sally Beauty Holdings, Inc.	71,793,804	6,465,701	-	-	90,985,053
Ubisoft Entertainment SA	63,003,211	6,447,831	-	-	67,771,401
Total	$ 995,431,218	$ 73,954,114	$ 1,811,606	$ 390,561	$ 1,171,035,368
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,553,861,160	$ 1,532,935,811	$ 20,925,349	$ -
Consumer Staples	437,576,519	357,387,142	80,189,377	-
Energy	458,346,035	458,346,035	-	-
Financials	781,155,919	712,088,319	67,654,648	1,412,952
Health Care	1,194,578,157	1,191,102,070	3,476,087	-
Industrials	504,364,704	491,215,492	13,149,209	3
Information Technology	1,440,058,926	1,439,648,072	410,854	-
Materials	366,245,413	366,245,413	-	-
Telecommunication Services	95,639,353	95,639,353	-	-
Utilities	16,298,336	16,298,336	-	-
Investment Companies	341,578	341,578	-	-
Corporate Bonds	1,584	-	1,584	-
Money Market Funds	808,919,904	808,919,904	-	-
Total Investments in Securities:	$ 7,657,387,588	$ 7,470,167,525	$ 185,807,108	$ 1,412,955
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,871,124
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(23,194)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	1,314,932
Transfers out of Level 3	(1,749,907)
Ending Balance	$ 1,412,955
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ (23,194)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $6,233,817,716. Net unrealized appreciation aggregated $1,423,569,872, of which $1,790,503,302 related to appreciated investment securities and $366,933,430 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Value Strategies Portfolio

March 31, 2010

1.799889.106

VIPVS-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 18.0%
Auto Components - 0.8%
ArvinMeritor, Inc. (a)	97,681	$ 1,304,041
Johnson Controls, Inc.	32,200	1,062,278
Tenneco, Inc. (a)	18,400	435,160
		2,801,479
Automobiles - 0.7%
Bayerische Motoren Werke AG (BMW)	7,426	342,836
Harley-Davidson, Inc.	74,416	2,088,857
		2,431,693
Distributors - 0.2%
Integrated Distribution Services Group Ltd. (IDS)	292,000	534,037
Diversified Consumer Services - 0.5%
H&R Block, Inc.	56,000	996,800
Stewart Enterprises, Inc. Class A	130,200	813,750
		1,810,550
Hotels, Restaurants & Leisure - 3.7%
Ameristar Casinos, Inc.	61,000	1,111,420
Brinker International, Inc.	77,547	1,495,106
Denny's Corp. (a)	253,800	974,592
DineEquity, Inc. (a)	29,000	1,146,370
McCormick & Schmick's Seafood Restaurants (a)	90,529	911,627
O'Charleys, Inc. (a)	38,445	343,698
Starwood Hotels & Resorts Worldwide, Inc.	34,013	1,586,366
Vail Resorts, Inc. (a)(c)	36,394	1,459,035
WMS Industries, Inc. (a)	45,600	1,912,464
Wyndham Worldwide Corp.	67,600	1,739,348
		12,680,026
Household Durables - 3.8%
Blyth, Inc.	16,600	518,750
Ethan Allen Interiors, Inc.	36,070	744,124
KB Home	70,306	1,177,626
Lennar Corp. Class A	65,214	1,122,333
Mohawk Industries, Inc. (a)	25,400	1,381,252
Pulte Group, Inc. (a)	221,490	2,491,763
Stanley Black & Decker, Inc.	44,480	2,553,597
Techtronic Industries Co. Ltd.	921,500	747,715
Tempur-Pedic International, Inc. (a)	35,500	1,070,680
Whirlpool Corp.	15,088	1,316,428
		13,124,268
Internet & Catalog Retail - 0.6%
Liberty Media Corp. Interactive Series A (a)	143,000	2,189,330
Leisure Equipment & Products - 0.4%
Brunswick Corp.	39,900	637,203
Callaway Golf Co.	68,400	603,288
		1,240,491

	Shares	Value
Media - 2.5%
Cablevision Systems Corp. - NY Group Class A	56,465	$ 1,363,065
DISH Network Corp. Class A	39,415	820,620
John Wiley & Sons, Inc. Class A	9,462	409,515
Liberty Global, Inc. Class A (a)	20,887	609,065
McGraw-Hill Companies, Inc.	57,399	2,046,274
MDC Partners, Inc. Class A (sub. vtg.)	11,700	121,095
Omnicom Group, Inc.	10,188	395,396
Time Warner Cable, Inc.	18,000	959,580
United Business Media Ltd.	59,100	492,032
Valassis Communications, Inc. (a)	49,611	1,380,674
		8,597,316
Specialty Retail - 3.9%
Advance Auto Parts, Inc.	49,600	2,079,232
Asbury Automotive Group, Inc. (a)	147,859	1,966,525
Carphone Warehouse Group PLC (a)	134,062	324,560
Casual Male Retail Group, Inc. (a)	145,792	562,028
GameStop Corp. Class A (a)(c)	57,083	1,250,689
Jos. A. Bank Clothiers, Inc. (a)	18,442	1,007,855
MarineMax, Inc. (a)	99,457	1,070,157
OfficeMax, Inc. (a)	129,383	2,124,469
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(c)	84,034	924,374
Staples, Inc.	80,200	1,875,878
		13,185,767
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc. (a)	72,000	2,003,040
Iconix Brand Group, Inc. (a)	60,261	925,609
		2,928,649
TOTAL CONSUMER DISCRETIONARY		61,523,606
CONSUMER STAPLES - 4.6%
Beverages - 1.6%
Coca-Cola Enterprises, Inc.	44,955	1,243,455
Constellation Brands, Inc. Class A (sub. vtg.) (a)	80,700	1,326,708
Dr Pepper Snapple Group, Inc.	54,100	1,902,697
Laurent-Perrier Group	3,800	305,393
Molson Coors Brewing Co. Class B	19,667	827,194
		5,605,447
Food & Staples Retailing - 1.3%
BJ's Wholesale Club, Inc. (a)	26,500	980,235
Safeway, Inc.	102,955	2,559,461
Winn-Dixie Stores, Inc. (a)	74,470	930,130
		4,469,826
Food Products - 1.1%
Bunge Ltd.	33,300	2,052,279
Ralcorp Holdings, Inc. (a)	27,400	1,857,172
		3,909,451
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.5%
Avon Products, Inc.	47,704	$ 1,615,734
Tobacco - 0.1%
Lorillard, Inc.	3,100	233,244
TOTAL CONSUMER STAPLES		15,833,702
ENERGY - 7.4%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	49,000	2,295,160
Helix Energy Solutions Group, Inc. (a)	50,100	652,803
Pride International, Inc. (a)	51,159	1,540,397
Vantage Drilling Co. (a)	106,000	156,880
Weatherford International Ltd. (a)	99,100	1,571,726
		6,216,966
Oil, Gas & Consumable Fuels - 5.6%
Arch Coal, Inc.	70,600	1,613,210
Atlas Pipeline Partners, LP	98,400	1,369,728
Concho Resources, Inc. (a)	24,428	1,230,194
Denbury Resources, Inc. (a)	164,642	2,777,511
InterOil Corp. (a)(c)	6,400	414,720
Petrobank Energy & Resources Ltd. (a)	15,600	854,428
Petrohawk Energy Corp. (a)	89,741	1,819,947
Plains Exploration & Production Co. (a)	63,400	1,901,366
Range Resources Corp.	34,153	1,600,751
Southwestern Energy Co. (a)	61,213	2,492,593
Suncor Energy, Inc.	22,300	725,326
Ultra Petroleum Corp. (a)	33,800	1,576,094
Whiting Petroleum Corp. (a)	6,500	525,460
		18,901,328
TOTAL ENERGY		25,118,294
FINANCIALS - 20.2%
Capital Markets - 2.7%
Artio Global Investors, Inc. Class A	18,600	460,164
Bank of New York Mellon Corp.	67,727	2,091,410
GCA Savvian Group Corp.	123	117,010
Morgan Stanley	69,800	2,044,442
Northern Trust Corp.	36,200	2,000,412
optionsXpress Holdings, Inc.	26,900	438,201
TD Ameritrade Holding Corp. (a)	109,844	2,093,627
		9,245,266
Commercial Banks - 5.6%
CapitalSource, Inc.	316,372	1,768,519
Comerica, Inc.	23,300	886,332
Huntington Bancshares, Inc.	394,400	2,117,928
PNC Financial Services Group, Inc.	50,100	2,990,970
Regions Financial Corp.	194,337	1,525,545
SVB Financial Group (a)	21,785	1,016,488
U.S. Bancorp, Delaware	113,916	2,948,146

	Shares	Value
Wells Fargo & Co.	141,368	$ 4,399,377
Wilmington Trust Corp., Delaware (c)	86,414	1,431,880
		19,085,185
Consumer Finance - 0.4%
Capital One Financial Corp.	34,045	1,409,803
Diversified Financial Services - 1.9%
Bank of America Corp.	183,600	3,277,260
JPMorgan Chase & Co.	69,400	3,105,650
		6,382,910
Insurance - 5.9%
Allstate Corp.	37,200	1,201,932
Assurant, Inc.	12,700	436,626
Conseco, Inc. (a)	95,700	595,254
Delphi Financial Group, Inc. Class A	77,691	1,954,706
Genworth Financial, Inc. Class A (a)	130,800	2,398,872
Lincoln National Corp.	66,800	2,050,760
MBIA, Inc. (a)(c)	128,998	808,817
Platinum Underwriters Holdings Ltd.	48,400	1,794,672
Primerica, Inc.	800	12,000
Reinsurance Group of America, Inc.	1,300	68,276
StanCorp Financial Group, Inc.	35,712	1,700,963
The First American Corp.	63,700	2,155,608
TOWER Australia Group Ltd.	28,843	70,136
Unum Group	90,940	2,252,584
Validus Holdings Ltd.	57,058	1,570,807
XL Capital Ltd. Class A	64,488	1,218,823
		20,290,836
Real Estate Investment Trusts - 1.7%
CBL & Associates Properties, Inc.	89,119	1,220,930
Cedar Shopping Centers, Inc.	23,683	187,333
Corporate Office Properties Trust (SBI)	33,700	1,352,381
Developers Diversified Realty Corp.	59,112	719,393
Public Storage	3,700	340,363
SL Green Realty Corp.	33,700	1,929,999
		5,750,399
Real Estate Management & Development - 2.0%
CB Richard Ellis Group, Inc. Class A (a)	196,929	3,121,325
Forest City Enterprises, Inc. Class A (a)	63,000	907,830
Jones Lang LaSalle, Inc.	26,800	1,953,452
The St. Joe Co. (a)(c)	25,000	808,750
		6,791,357
TOTAL FINANCIALS		68,955,756
HEALTH CARE - 9.7%
Biotechnology - 0.9%
ARIAD Pharmaceuticals, Inc. (a)	55,900	190,060
Biogen Idec, Inc. (a)	23,400	1,342,224
Clinical Data, Inc. (a)	14,100	273,540
Genzyme Corp. (a)	8,800	456,104
OREXIGEN Therapeutics, Inc. (a)	97,400	573,686
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
PDL BioPharma, Inc.	47,800	$ 296,838
ZIOPHARM Oncology, Inc. (a)	14,600	74,168
		3,206,620
Health Care Equipment & Supplies - 2.7%
AGA Medical Holdings, Inc.	11,200	182,000
C. R. Bard, Inc.	23,700	2,052,894
Cooper Companies, Inc. (c)	31,969	1,242,955
Covidien PLC	34,850	1,752,258
Cyberonics, Inc. (a)	34,800	666,768
Hologic, Inc. (a)	16,900	313,326
Hospira, Inc. (a)	24,500	1,387,925
Orthofix International NV (a)	28,700	1,044,106
RTI Biologics, Inc. (a)	21,100	91,363
Syneron Medical Ltd. (a)	50,828	555,550
		9,289,145
Health Care Providers & Services - 4.1%
Aetna, Inc.	48,500	1,702,835
Brookdale Senior Living, Inc. (a)(c)	67,762	1,411,482
Centene Corp. (a)	21,000	504,840
CIGNA Corp.	55,400	2,026,532
DaVita, Inc. (a)	13,202	837,007
Emeritus Corp. (a)(c)	108,241	2,202,704
Medcath Corp. (a)	21,200	221,964
Quest Diagnostics, Inc.	25,718	1,499,102
UnitedHealth Group, Inc.	49,300	1,610,631
Universal Health Services, Inc. Class B	55,086	1,932,968
		13,950,065
Life Sciences Tools & Services - 0.9%
Life Technologies Corp. (a)	22,900	1,196,983
Lonza Group AG	4,975	405,814
PerkinElmer, Inc.	65,500	1,565,450
		3,168,247
Pharmaceuticals - 1.1%
Ardea Biosciences, Inc. (a)	21,900	399,894
Cadence Pharmaceuticals, Inc. (a)(c)	92,877	847,967
King Pharmaceuticals, Inc. (a)	105,360	1,239,034
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,300	1,154,364
		3,641,259
TOTAL HEALTH CARE		33,255,336
INDUSTRIALS - 14.2%
Aerospace & Defense - 1.7%
BE Aerospace, Inc. (a)	1,100	33,495
DigitalGlobe, Inc.	94,700	2,646,865
Esterline Technologies Corp. (a)	13,300	657,419
Heico Corp. Class A	22,500	892,800

	Shares	Value
Precision Castparts Corp.	5,890	$ 746,322
Raytheon Co.	12,410	708,859
		5,685,760
Building Products - 1.3%
Masco Corp.	108,900	1,690,128
Owens Corning (a)	110,789	2,818,472
		4,508,600
Commercial Services & Supplies - 2.5%
Avery Dennison Corp.	52,500	1,911,525
Cintas Corp.	49,600	1,393,264
Clean Harbors, Inc. (a)	16,100	894,516
Corrections Corp. of America (a)	1,700	33,762
EnergySolutions, Inc.	165,970	1,067,187
Republic Services, Inc.	65,657	1,905,366
The Brink's Co.	17,300	488,379
Viad Corp.	44,900	922,695
		8,616,694
Construction & Engineering - 1.2%
Dycom Industries, Inc. (a)	58,408	512,238
Fluor Corp.	33,274	1,547,574
Jacobs Engineering Group, Inc. (a)	14,700	664,293
KBR, Inc.	9,158	202,941
MYR Group, Inc. (a)	65,100	1,061,781
		3,988,827
Industrial Conglomerates - 0.6%
Rheinmetall AG	9,400	673,300
Textron, Inc.	75,033	1,592,951
		2,266,251
Machinery - 4.0%
Altra Holdings, Inc. (a)	53,370	732,770
Blount International, Inc. (a)	77,800	806,008
Commercial Vehicle Group, Inc. (a)	115,680	823,642
Cummins, Inc.	26,900	1,666,455
Deere & Co.	23,840	1,417,526
GEA Group AG	14,211	329,383
Ingersoll-Rand Co. Ltd.	67,000	2,336,290
Kennametal, Inc.	27,868	783,648
Navistar International Corp. (a)	48,400	2,164,932
Timken Co.	44,796	1,344,328
Vallourec SA	6,395	1,289,613
		13,694,595
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	148,247	813,876
Professional Services - 0.6%
Equifax, Inc.	46,200	1,653,960
Randstad Holdings NV (a)	7,132	338,944
		1,992,904
Road & Rail - 2.0%
Con-way, Inc.	63,955	2,246,100
Contrans Group, Inc. Class A	25,500	225,997
Ryder System, Inc.	8,100	313,956
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Saia, Inc. (a)	69,230	$ 960,912
Union Pacific Corp.	41,800	3,063,940
		6,810,905
Trading Companies & Distributors - 0.1%
Yamazen Co. Ltd.	66,400	282,249
TOTAL INDUSTRIALS		48,660,661
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 0.9%
Comverse Technology, Inc. (a)	126,734	1,051,892
Emulex Corp. (a)	28,900	383,792
Juniper Networks, Inc. (a)	52,400	1,607,632
		3,043,316
Computers & Peripherals - 0.3%
NCR Corp. (a)	64,855	894,999
Electronic Equipment & Components - 2.4%
Agilent Technologies, Inc. (a)	55,700	1,915,523
Anixter International, Inc. (a)	33,420	1,565,727
Avnet, Inc. (a)	56,639	1,699,170
Digital China Holdings Ltd. (H Shares)	321,000	544,905
Molex, Inc.	43,340	904,072
Tyco Electronics Ltd.	64,235	1,765,178
		8,394,575
Internet Software & Services - 1.5%
DealerTrack Holdings, Inc. (a)	31,325	535,031
Monster Worldwide, Inc. (a)(c)	127,100	2,111,131
NetEase.com, Inc. sponsored ADR (a)	25,700	911,579
VeriSign, Inc. (a)	55,769	1,450,552
		5,008,293
IT Services - 1.8%
Acxiom Corp. (a)	50,941	913,882
Atos Origin SA (a)	7,106	356,856
Convergys Corp. (a)	18,530	227,178
Fidelity National Information Services, Inc.	79,540	1,864,418
Hewitt Associates, Inc. Class A (a)	44,639	1,775,739
The Western Union Co.	55,200	936,192
		6,074,265
Office Electronics - 0.6%
Xerox Corp.	200,469	1,954,573
Semiconductors & Semiconductor Equipment - 2.6%
Avago Technologies Ltd.	17,300	355,688
KLA-Tencor Corp.	44,520	1,376,558
Lam Research Corp. (a)	60,200	2,246,664
MEMC Electronic Materials, Inc. (a)	86,716	1,329,356
National Semiconductor Corp.	52,480	758,336

	Shares	Value
ON Semiconductor Corp. (a)	259,091	$ 2,072,728
Teradyne, Inc. (a)	67,600	755,092
		8,894,422
Software - 1.7%
Ariba, Inc. (a)	85,012	1,092,404
BMC Software, Inc. (a)	32,700	1,242,600
Epicor Software Corp. (a)	198,427	1,896,962
ePlus, Inc. (a)	8,006	140,505
Gameloft (a)	131,143	632,371
Mentor Graphics Corp. (a)	104,976	841,908
NCsoft Corp.	256	32,468
		5,879,218
TOTAL INFORMATION TECHNOLOGY		40,143,661
MATERIALS - 7.9%
Chemicals - 3.6%
Air Products & Chemicals, Inc.	19,330	1,429,454
Albemarle Corp.	46,400	1,978,032
Celanese Corp. Class A	62,922	2,004,066
Clariant AG (Reg.) (a)	29,720	378,019
Ferro Corp.	76,700	674,193
FMC Corp.	2,600	157,404
Innophos Holdings, Inc.	20,400	569,160
Solutia, Inc. (a)	150,164	2,419,142
W.R. Grace & Co. (a)	66,272	1,839,711
Wacker Chemie AG	6,929	1,033,234
		12,482,415
Construction Materials - 0.3%
HeidelbergCement AG	16,550	923,224
Containers & Packaging - 1.1%
Ball Corp.	15,100	806,038
Owens-Illinois, Inc. (a)	50,361	1,789,830
Rexam PLC	287,600	1,278,607
		3,874,475
Metals & Mining - 2.4%
Carpenter Technology Corp.	26,604	973,706
Compass Minerals International, Inc.	29,465	2,363,977
Globe Specialty Metals, Inc.	109,855	1,229,277
Gulf Resources, Inc. (a)	19,663	228,287
Gulf Resources, Inc. (a)(e)	54,910	637,505
Newcrest Mining Ltd.	70,504	2,123,273
RTI International Metals, Inc. (a)	18,800	570,204
		8,126,229
Paper & Forest Products - 0.5%
Weyerhaeuser Co.	37,300	1,688,571
TOTAL MATERIALS		27,094,914
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.4%
Cogent Communications Group, Inc. (a)	74,900	779,709
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Global Crossing Ltd. (a)	151,618	$ 2,297,013
Qwest Communications International, Inc.	221,100	1,154,142
TalkTalk Telecom Group PLC (a)	248,524	486,617
		4,717,481
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)	16,990	707,803
TOTAL TELECOMMUNICATION SERVICES		5,425,284
UTILITIES - 3.9%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	43,700	1,493,666
FirstEnergy Corp.	39,831	1,556,994
		3,050,660
Gas Utilities - 0.7%
Questar Corp.	34,800	1,503,360
UGI Corp.	18,100	480,374
Xinao Gas Holdings Ltd.	206,000	526,392
		2,510,126
Independent Power Producers & Energy Traders - 1.1%
AES Corp.	186,292	2,049,212
Constellation Energy Group, Inc.	53,200	1,867,852
		3,917,064
Multi-Utilities - 1.2%
Alliant Energy Corp.	57,800	1,922,428
CMS Energy Corp.	133,000	2,056,180
		3,978,608
TOTAL UTILITIES		13,456,458
TOTAL COMMON STOCKS (Cost $306,678,856)		339,467,672
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50%	900	106,515
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Fiat SpA	157,258	1,284,009
TOTAL PREFERRED STOCKS (Cost $1,463,756)		1,390,524
Nonconvertible Bonds - 0.0%
	Principal Amount	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OPTI Canada, Inc.:
7.875% 12/15/14	$ 10,000	$ 9,350
8.25% 12/15/14	5,000	4,725
		14,075
TOTAL NONCONVERTIBLE BONDS (Cost $9,443)		14,075
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.19% (d)	476,052	476,052
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d)	9,413,000	9,413,000
TOTAL MONEY MARKET FUNDS (Cost $9,889,052)		9,889,052
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $318,041,107)	350,761,323
NET OTHER ASSETS - (2.6)%	(8,893,758)
NET ASSETS - 100%	$ 341,867,565
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $637,505 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Gulf Resources, Inc.	12/11/09	$ 466,735
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 549
Fidelity Securities Lending Cash Central Fund	7,521
Total	$ 8,070
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 62,807,615	$ 62,807,615	$ -	$ -
Consumer Staples	15,833,702	15,833,702	-	-
Energy	25,224,809	25,118,294	106,515	-
Financials	68,955,756	68,826,746	129,010	-
Health Care	33,255,336	33,255,336	-	-
Industrials	48,660,661	48,378,412	282,249	-
Information Technology	40,143,661	40,143,661	-	-
Materials	27,094,914	27,094,914	-	-
Telecommunication Services	5,425,284	5,425,284	-	-
Utilities	13,456,458	13,456,458	-	-
Corporate Bonds	14,075	-	14,075	-
Money Market Funds	9,889,052	9,889,052	-	-
Total Investments in Securities:	$ 350,761,323	$ 350,229,474	$ 531,849	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $321,254,646. Net unrealized appreciation aggregated $29,506,677, of which $55,210,127 related to appreciated investment securities and $25,703,450 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2010